Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 46.3%
Accelerated Assets 2024-1A D, 7.8500%, 8/22/44ž	$6,000,338		$6,013,224
Achieve Mortgage 2024-HE1 B, 7.2600%, 5/25/39ž	4,286,746		4,407,142
ACHV Trust 2023-1PL D, 8.4700%, 3/18/30ž	666,958		668,047
Affirm Master Trust 2025-3A E, 6.8000%, 10/16/34ž	8,000,000		7,917,884
ALA Trust 2025-OANA D, CME Term SOFR 1 Month + 3.0907%, 6.7637%, 6/15/40ž,‡	2,670,000		2,671,204
Aligned Data Centers Issuer LLC 2021-1A A2, 1.9370%, 8/15/46ž	7,366,000		7,291,657
Ally Bank Auto Credit-Linked Notes 2024-A E, 7.9170%, 5/17/32ž	1,138,685		1,160,298
Ally Bank Auto Credit-Linked Notes 2024-A G, 12.7480%, 5/17/32ž	2,067,428		2,144,612
Ally Bank Auto Credit-Linked Notes 2024-B E, 6.6780%, 9/15/32ž	1,020,468		1,026,449
Ally Bank Auto Credit-Linked Notes 2024-B G, 11.3950%, 9/15/32ž	3,699,198		3,784,214
Ally Bank Auto Credit-Linked Notes 2025-A E, 6.0660%, 6/15/33ž	6,664,411		6,639,533
Ally Bank Auto Credit-Linked Notes 2025-A F, 6.9420%, 6/15/33ž	2,215,317		2,215,751
Ally Bank Auto Credit-Linked Notes 2025-B F, 6.9420%, 9/15/33ž	2,905,922		2,904,414
Ally Bank Auto Credit-Linked Notes 2025-B G, 9.9350%, 9/15/33ž	5,189,147		5,220,699
ARES CLO Ltd 2024-ALF8 A1, CME Term SOFR 3 Month + 1.2500%, 4.9180%, 1/25/38ž,‡	20,000,000		19,986,884
Arini European CLO 2A DR, EURIBOR 3 Month + 3.1500%, 5.1660%, 10/15/38ž,‡	9,310,000	EUR	10,768,873
Auxilior Term Funding LLC 2023-1A E, 10.9700%, 12/15/32ž	2,550,000		2,730,339
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27ž	5,000,000		4,975,066
AXIS Equipment Finance Receivables 2024-1A E, 9.6600%, 4/20/32ž	2,875,000		2,930,597
AXIS Equipment Finance Receivables LLC 2024-2A E, 8.8800%, 10/20/32ž	1,400,000		1,423,835
AXIS Equipment Finance Receivables LLC 2025-1A E, 8.3500%, 1/20/34ž	1,500,000		1,509,818
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 4.8876%, 1/22/35ž,‡	25,000,000		24,991,705
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 4.9780%, 10/25/38ž,‡	62,250,000		62,277,502
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	10,755,758		9,502,126
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4732%, 1/27/50ž,‡	3,776,872		3,513,733
BAMLL Commercial Mortgage Securities Trust 2025-FRR5 E736, 0.8431%, 9/27/52ž,‡	24,861,668		23,410,691
BAMLL Commercial Mortgage Securities Trust 2025-FRR5 EK73, 0.0099%, 2/27/51ž,‡	18,449,665		14,424,044
BAMLL Commercial Mortgage Securities Trust 2025-FRR5 EK86, 0%, 11/27/51ž,◊	19,564,243		15,362,043
Bayview Opportunity Master Fund VII 2024-CAR1 E, US 30 Day Average SOFR + 3.6000%, 7.2619%, 12/26/31ž,‡	576,695		581,981
Bayview Opportunity Master Fund VII 2024-EDU1 C, US 30 Day Average SOFR + 1.8000%, 5.4619%, 6/25/47ž,‡	2,411,407		2,423,319
Bayview Opportunity Master Fund VII 2024-EDU1 D, US 30 Day Average SOFR + 2.7500%, 6.4119%, 6/25/47ž,‡	964,563		977,279
Bayview Opportunity Master Fund VII 2025-EDU1 C, US 30 Day Average SOFR + 1.8000%, 5.4619%, 7/27/48ž,‡	4,866,431		4,871,947
Benefit Street Partners CLO Ltd 2022-28A AR, CME Term SOFR 3 Month + 1.3500%, 5.0176%, 10/20/37ž,‡	40,000,000		40,013,468
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.0716%, 10/20/38ž,‡	29,665,000		29,644,724
BFLD Trust 2025-5MW D, 6.3710%, 10/10/42ž,‡	5,000,000		5,067,187
BlackRock European CLO DAC 16A D, EURIBOR 3 Month + 3.0500%, 5.1100%, 1/17/39ž,‡	10,180,000	EUR	11,670,886
BLP Commercial Mortgage Trust 2025-IND2 E, CME Term SOFR 1 Month + 3.7500%, 7.4225%, 12/15/42ž,‡	30,139,000		30,034,031
Blue Bridge Funding LLC 2023-1A B, 9.4800%, 11/15/30ž	2,800,000		2,854,745
Blue Bridge Funding LLC 2023-1A C, 9.5000%, 11/15/30ž	2,800,000		2,782,073
Blue Bridge Funding LLC 2023-1A D, 15.0000%, 11/15/30ž	1,743,000		1,599,765
BPR Trust 2024-PMDW E, 5.8500%, 11/5/41ž,‡	17,000,000		15,686,118
Brean Asset Backed Securities Trust 2024-RM8 A2, 4.5000%, 5/25/64ž	12,014,881		11,520,940
Business Jet Securities LLC 2022-1A C, 6.4130%, 6/15/37ž	1,091,438		1,083,840
Business Jet Securities LLC 2024-1A B, 6.9240%, 5/15/39ž	790,717		808,960
Business Jet Securities LLC 2024-1A C, 9.1320%, 5/15/39ž	3,117,542		3,187,208
Business Jet Securities LLC 2024-2A B, 5.7540%, 9/15/39ž	2,730,387		2,707,055
Business Jet Securities LLC 2024-2A C, 7.9740%, 9/15/39ž	2,157,645		2,147,161

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2021-BXMF G, CME Term SOFR 1 Month + 3.4640%, 7.1370%, 10/15/26ž,‡	$12,367,786		$12,336,838
BX Commercial Mortgage Trust 2024-AIR2 D, CME Term SOFR 1 Month + 2.7905%, 6.4635%, 10/15/41ž,‡	16,987,080		16,982,154
BX Commercial Mortgage Trust 2024-BIO2 D, 7.7127%, 8/13/41ž,‡	7,480,000		7,175,868
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.5578%, 10/15/41ž,‡	15,000,000		15,079,590
BX Commercial Mortgage Trust 2024-BRBK D, CME Term SOFR 1 Month + 5.9705%, 9.6486%, 10/15/41ž,‡	5,000,000		4,993,864
BX Commercial Mortgage Trust 2024-CNYN D, CME Term SOFR 1 Month + 2.6901%, 6.3626%, 4/15/41ž,‡	1,782,404		1,778,662
BX Commercial Mortgage Trust 2024-GPA3 C, CME Term SOFR 1 Month + 1.8920%, 5.5645%, 12/15/39ž,‡	6,877,561		6,877,561
BX Commercial Mortgage Trust 2024-VLT4 E, CME Term SOFR 1 Month + 2.8894%, 6.5619%, 6/15/41ž,‡	10,345,000		10,131,004
BX Commercial Mortgage Trust 2024-VLT4 F, CME Term SOFR 1 Month + 3.9379%, 7.6104%, 6/15/41ž,‡	8,250,000		8,214,336
BX Commercial Mortgage Trust 2024-WPT B, CME Term SOFR 1 Month + 1.8908%, 5.5633%, 3/15/34ž,‡	7,663,000		7,643,860
BX Commercial Mortgage Trust 2025-ROIC E, CME Term SOFR 1 Month + 2.9413%, 6.6138%, 3/15/30ž,‡	22,367,351		22,282,971
BX Commercial Mortgage Trust 2025-VLT7 E, CME Term SOFR 1 Month + 3.7500%, 7.4225%, 7/15/44ž,‡	16,641,000		16,403,888
BX Commercial Mortgage Trust 2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6725%, 2/15/43ž,‡	1,750,000		1,748,090
BX Commercial Mortgage Trust 2026-CSMO D, CME Term SOFR 1 Month + 2.4500%, 6.1225%, 2/15/43ž,‡	2,620,000		2,617,325
BX Commercial Mortgage Trust 2026-XL6 D, CME Term SOFR 1 Month + 2.1000%, 5.7725%, 3/15/43ž,‡	13,056,000		12,990,720
BX Commercial Mortgage Trust 2026-XL6 E, CME Term SOFR 1 Month + 3.0000%, 6.6725%, 3/15/43ž,‡	4,539,000		4,505,162
BXHPP Trust 2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 4.4375%, 8/15/36ž,‡	4,619,000		4,379,405
BXHPP Trust 2021-FILM B, CME Term SOFR 1 Month + 1.0145%, 4.6875%, 8/15/36ž,‡	14,243,000		13,229,094
CALI Mortgage Trust 2019-101C B, 4.1580%, 3/10/39ž	8,311,000		7,917,037
Capital Four CLO 11A D, EURIBOR 3 Month + 3.1000%, 5.2240%, 1/25/39ž,‡	9,700,000	EUR	11,165,015
Capital Four CLO 7A BR, EURIBOR 3 Month + 1.6500%, 3.7720%, 4/25/39ž,‡	17,880,000	EUR	20,575,175
Carlyle Global Markets Strategies 2017-2A AR2, CME Term SOFR 3 Month + 1.4900%, 5.1576%, 7/20/37ž,‡	32,500,000		32,518,424
Carlyle Global Markets Strategies 2021-11A A2R, CME Term SOFR 3 Month + 1.6100%, 5.2780%, 7/27/37ž,‡	13,500,000		13,480,308
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28ž	5,635,989		5,499,698
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43ž	3,837,432		3,146,836
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 5.0876%, 7/20/37ž,‡	29,000,000		29,012,444
Cedar Funding Ltd 2021-14A AR, CME Term SOFR 3 Month + 1.3800%, 5.0522%, 10/15/37ž,‡	37,860,000		37,882,201
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	22,748,423		22,419,585
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	21,289,502		20,696,466
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 2/25/50ž,‡	1,178,886		1,150,755
Chase Mortgage Finance Corp 2021-CL1 M4, US 30 Day Average SOFR + 2.6500%, 6.3119%, 2/25/50ž,‡	1,908,381		1,912,943
Chase Mortgage Finance Corp 2021-CL1 M5, US 30 Day Average SOFR + 3.2500%, 6.9119%, 2/25/50ž,‡	763,447		752,867
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 10/19/38ž,‡	49,782,000		49,782,000
Citigroup Commercial Mortgage Trust 2018-C5, 0.6559%, 6/10/51‡,¤	31,437,244		381,239
Cologix Data Centers Issuer LLC 2022-1CAN A2, 4.9400%, 1/25/52ž	5,000,000	CAD	3,570,674
COMM Mortgage Trust 2024-WCL1 C, CME Term SOFR 1 Month + 2.8890%, 6.5615%, 6/15/41ž,‡	3,750,000		3,744,425
COMM Mortgage Trust 2024-WCL1 D, CME Term SOFR 1 Month + 3.2890%, 6.9615%, 6/15/41ž,‡	11,250,000		11,259,175
Compass Datacenters Issuer II LLC 2024-2A B2, 5.9990%, 8/25/49ž	5,000,000		4,904,303
Connecticut Avenue Securities Trust 2019-R04 2B1, US 30 Day Average SOFR + 5.3645%, 9.0264%, 6/27/39ž,‡	3,593,722		3,623,813
Connecticut Avenue Securities Trust 2019-R05, US 30 Day Average SOFR + 4.2145%, 7.8764%, 7/25/39ž,‡	5,413,031		5,480,970

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2021-R01 1B1, US 30 Day Average SOFR + 3.1000%, 6.7619%, 10/25/41ž,‡	$27,737,621		$27,999,931
Connecticut Avenue Securities Trust 2021-R01 1B2, US 30 Day Average SOFR + 6.0000%, 9.6619%, 10/25/41ž,‡	4,176,000		4,260,998
Connecticut Avenue Securities Trust 2021-R02 2B2, US 30 Day Average SOFR + 6.2000%, 9.8619%, 11/25/41ž,‡	3,095,000		3,165,985
Connecticut Avenue Securities Trust 2021-R03 1B1, US 30 Day Average SOFR + 2.7500%, 6.4119%, 12/25/41ž,‡	3,442,000		3,483,530
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 6.8119%, 12/25/41ž,‡	13,477,000		13,645,829
Connecticut Avenue Securities Trust 2022-R01 1B2, US 30 Day Average SOFR + 6.0000%, 9.6619%, 12/25/41ž,‡	5,369,302		5,508,770
Connecticut Avenue Securities Trust 2022-R03 1B2, US 30 Day Average SOFR + 9.8500%, 13.5119%, 3/25/42ž,‡	1,832,000		1,962,979
Connecticut Avenue Securities Trust 2022-R04 1B2, US 30 Day Average SOFR + 9.5000%, 13.1619%, 3/25/42ž,‡	1,257,000		1,349,638
Connecticut Avenue Securities Trust 2022-R06 1M2, US 30 Day Average SOFR + 3.8500%, 7.5119%, 5/26/42ž,‡	10,570,000		10,856,302
Connecticut Avenue Securities Trust 2022-R07 1B2, US 30 Day Average SOFR + 12.0000%, 15.6619%, 6/25/42ž,‡	14,014,297		15,716,252
Connecticut Avenue Securities Trust 2023-R05 1B1, US 30 Day Average SOFR + 4.7500%, 8.4119%, 6/25/43ž,‡	2,378,000		2,516,857
Connecticut Avenue Securities Trust 2023-R06 1B2, US 30 Day Average SOFR + 5.9000%, 9.5619%, 7/27/43ž,‡	14,170,667		15,255,138
Connecticut Avenue Securities Trust 2024-R01 1B1, US 30 Day Average SOFR + 2.7000%, 6.3619%, 1/25/44ž,‡	14,438,655		14,678,255
Connecticut Avenue Securities Trust 2024-R03 2B1, US 30 Day Average SOFR + 2.8000%, 6.4619%, 3/25/44ž,‡	8,290,000		8,511,729
Connecticut Avenue Securities Trust 2024-R04 1B1, US 30 Day Average SOFR + 2.2000%, 5.8619%, 5/25/44ž,‡	4,590,000		4,663,224
Connecticut Avenue Securities Trust 2024-R06 1M2, US 30 Day Average SOFR + 1.6000%, 5.2619%, 9/26/44ž,‡	3,486,469		3,484,290
Connecticut Avenue Securities Trust 2025-R01 1M2, US 30 Day Average SOFR + 1.5000%, 5.1619%, 1/25/45ž,‡	7,908,000		7,873,403
Contego CLO DAC 15A B, EURIBOR 3 Month + 1.7000%, 3.8920%, 4/16/40ž,‡	21,560,000	EUR	24,647,689
CPC Asset Securitization LLC 2024-1A D, 13.4500%, 8/15/30ž	8,437,000		8,559,336
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A B, 7.7700%, 3/15/32ž	6,524,000		6,604,939
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A C, 7.5600%, 3/15/32ž	5,750,000		5,780,778
CPT Mortgage Trust 2019-CPT F, 2.9968%, 11/13/39ž,‡	11,135,000		9,479,571
Credit Suisse Commercial Mortgage Trust 2021-BHAR E, CME Term SOFR 1 Month + 3.6145%, 7.2875%, 11/15/38ž,‡	2,989,500		2,950,244
Crockett Partners Equipment Co II LLC 2024-1C B, 6.7800%, 1/20/31ž	1,951,515		1,964,423
Crockett Partners Equipment Co II LLC 2024-1C C, 10.1600%, 1/20/31ž	836,364		870,606
CSAIL Commercial Mortgage Trust 2021-C20 XA, 0.9872%, 3/15/54‡,¤	57,804,205		2,059,362
DBGS Mortgage Trust 2021-W52 B, CME Term SOFR 1 Month + 2.0112%, 5.6842%, 10/15/39ž,‡	1,634,000		1,622,278
DBGS Mortgage Trust 2021-W52 C, CME Term SOFR 1 Month + 2.5640%, 6.2370%, 10/15/39ž,‡	10,044,000		9,882,786
DC Commercial Mortgage Trust 2023-DC D, 7.1405%, 9/12/40ž,‡	10,000,000		10,070,821
DI Issuer LLC 2025-1A B, 5.9000%, 12/15/55ž	13,214,000		13,304,004
DI Issuer LLC 2025-1A C, 7.8800%, 12/15/55ž	9,410,000		9,530,664
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49ž	4,000,000		3,928,050
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49ž	3,420,000		3,348,047
Diamond Issuer LLC 2021-1A C, 3.7870%, 11/20/51ž	5,000,000		4,843,117
Drive Auto Receivables Trust 2025-1 D, 5.4100%, 9/15/32	2,673,000		2,680,540
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 4.9375%, 10/15/43ž,‡	2,650,000		2,616,128
DROP Mortgage Trust 2021-FILE D, CME Term SOFR 1 Month + 2.8645%, 6.5375%, 10/15/43ž,‡	15,000,000		13,794,466
Dryden Senior Loan Fund 2016-42A A2RR, CME Term SOFR 3 Month + 1.6500%, 5.3222%, 7/15/37ž,‡	12,250,000		12,236,607
Dryden Senior Loan Fund 2022-108A A1R, CME Term SOFR 3 Month + 1.3600%, 5.0276%, 7/20/37ž,‡	26,050,000		26,063,025
ECAF I Ltd, 5.8020%, 6/15/40ž	3,163,638		1,548,949
Ellington Financial Mortgage Trust 2025-RTL1 A2, 5.5650%, 11/25/40ž,Ç	8,223,000		8,222,624
Exeter Automobile Receivables Trust 2023-1A E, 12.0700%, 9/16/30ž	3,000,000		3,272,957
Exeter Automobile Receivables Trust 2024-1A E, 7.8900%, 8/15/31ž	10,250,000		10,504,285
Exeter Automobile Receivables Trust 2024-3A E, 7.8400%, 10/15/31ž	6,670,000		6,853,984
Exeter Automobile Receivables Trust 2025-5A E, 7.1500%, 6/15/33ž	3,800,000		3,809,321
Exeter Automobile Receivables Trust 2026-1A N, 6.4500%, 8/15/33ž	7,500,000		7,489,035

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Exeter Select Automobile Receivables Trust 2025-2 D, 5.3400%, 1/15/32	$5,970,000	$5,950,287
Extended Stay America Trust 2025-ESH D, CME Term SOFR 1 Month + 2.6000%, 6.2725%, 10/15/42ž,‡	6,021,000	6,029,337
Extended Stay America Trust 2025-ESH E, CME Term SOFR 1 Month + 3.3500%, 7.0225%, 10/15/42ž,‡	9,353,000	9,369,829
Extended Stay America Trust 2025-ESH F, CME Term SOFR 1 Month + 4.1000%, 7.7725%, 10/15/42ž,‡	2,500,000	2,503,872
Extended Stay America Trust 2026-ESH2 D, CME Term SOFR 1 Month + 2.2500%, 5.9225%, 2/15/43ž,‡	1,929,843	1,930,714
Extended Stay America Trust 2026-ESH2 E, CME Term SOFR 1 Month + 2.9000%, 6.5725%, 2/16/43ž,‡	2,060,613	2,061,599
Extended Stay America Trust 2026-ESH2 F, CME Term SOFR 1 Month + 3.7500%, 7.4225%, 2/15/43ž,‡	1,674,248	1,677,531
ExteNet Systems 2024-1A C, 9.0500%, 7/25/54ž	5,250,000	5,411,852
Fannie Mae REMICS 2010-109 BS, US 30 Day Average SOFR + 53.7407%, 13.3866%, 10/25/40‡	588,203	772,013
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	10,864	9,748
Fannie Mae REMICS 2018-56 SB, US 30 Day Average SOFR + 5.9355%, 2.2736%, 8/25/48‡,¤	5,224,845	558,067
Fannie Mae REMICS 2020-100 BI, 2.0000%, 1/25/51¤	11,848,828	1,569,993
First Help Financial LLC 2025-1A C, 5.6900%, 8/15/31ž	6,100,000	5,961,039
First Help Financial LLC 2025-1A D, 5.9500%, 6/15/32ž	4,340,000	4,207,639
First Help Financial LLC 2025-2A A2, 5.7500%, 5/15/30ž	24,039,000	24,143,846
Flagship Credit Auto Trust 2022-4 E, 12.6600%, 1/15/30ž	5,000,000	3,790,776
Flagship Credit Auto Trust 2023-1 E, 11.4400%, 4/15/30ž	8,000,000	7,063,340
Flagship Credit Auto Trust 2023-3 E, 9.7400%, 6/17/30ž	4,725,000	3,671,081
FORA Financial Asset Securitization 2024-1A A, 6.3300%, 8/15/29ž	4,962,000	4,972,699
Foundation Finance Trust 2023-2A D, 9.1000%, 6/15/49ž	2,404,104	2,548,358
Foundation Finance Trust 2025-3A D, 5.7100%, 8/15/52ž	3,725,000	3,703,241
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	3,634,943	3,617,826
Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA3 B2, US 30 Day Average SOFR + 7.8645%, 11.5264%, 9/25/48ž,‡	3,658,000	4,168,001
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 B2, US 30 Day Average SOFR + 7.4000%, 11.0619%, 11/25/50ž,‡	8,167,203	9,963,758
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 B2, US 30 Day Average SOFR + 6.0000%, 9.6619%, 8/25/33ž,‡	6,154,000	7,645,210
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA3 B2, US 30 Day Average SOFR + 6.2500%, 9.9119%, 10/25/33ž,‡	11,258,280	14,164,718
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 B1, US 30 Day Average SOFR + 3.4000%, 7.0619%, 10/25/41ž,‡	14,440,000	14,598,325
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 B2, US 30 Day Average SOFR + 7.5000%, 11.1619%, 10/25/41ž,‡	10,049,698	10,335,708
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, US 30 Day Average SOFR + 3.6500%, 7.3119%, 11/25/41ž,‡	38,921,208	39,529,275
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B2, US 30 Day Average SOFR + 7.8000%, 11.4619%, 11/25/41ž,‡	20,591,000	21,450,102
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 B1, US 30 Day Average SOFR + 3.3500%, 7.0119%, 9/25/41ž,‡	4,734,000	4,770,904
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 B2, US 30 Day Average SOFR + 6.2500%, 9.9119%, 9/25/41ž,‡	40,999,357	41,748,595
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 5.7619%, 9/25/41ž,‡	18,410,063	18,472,086
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 B1, US 30 Day Average SOFR + 3.7500%, 7.4119%, 12/25/41ž,‡	27,058,500	27,471,815
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 B2, US 30 Day Average SOFR + 7.0000%, 10.6619%, 12/25/41ž,‡	26,334,154	27,167,621
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA1 B2, US 30 Day Average SOFR + 7.1000%, 10.7619%, 1/27/42ž,‡	23,559,000	24,651,488
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 B2, US 30 Day Average SOFR + 8.5000%, 12.1619%, 2/25/42ž,‡	13,643,002	14,350,733
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M2, US 30 Day Average SOFR + 3.3500%, 7.0119%, 11/25/43ž,‡	7,490,866	7,799,201
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M2, US 30 Day Average SOFR + 1.4500%, 5.1119%, 10/25/44ž,‡	5,334,813	5,333,746
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M2, US 30 Day Average SOFR + 1.8000%, 5.4619%, 8/25/44ž,‡	8,748,096	8,763,302
FREMF Mortgage Trust 2018-KF45, US 30 Day Average SOFR + 2.0645%, 6.4152%, 3/25/25ž,‡,€	297,760	312,348
FREMF Mortgage Trust 2018-KSW4 C, US 30 Day Average SOFR + 5.1145%, 8.7834%, 10/25/28ž,‡	18,042,207	16,846,676

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
FREMF Mortgage Trust 2019-KF70 C, US 30 Day Average SOFR + 6.1145%, 9.7834%, 9/25/29ž,‡	$15,683,151	$15,561,381
FREMF Mortgage Trust 2020-KF78 C, US 30 Day Average SOFR + 7.9845%, 11.6534%, 3/25/30ž,‡	19,201,386	18,947,029
FREMF Mortgage Trust 2020-KJ32 BFX, 7.0000%, 11/25/33ž,‡	10,799,136	9,700,702
FREMF Mortgage Trust 2021-KF98 CS, US 30 Day Average SOFR + 8.5000%, 12.1689%, 12/25/30ž,‡	3,322,413	3,394,110
FREMF Mortgage Trust 2023-K511 C, 5.6344%, 11/25/28ž,‡	19,094,019	17,939,394
FS Commercial Mortgage Trust 2023-4SZN D, 9.0801%, 11/10/39ž,‡	5,193,000	5,279,517
Galaxy Senior Partner Trust 2025-1 A1X, CME Term SOFR 1 Month + 2.3760%, 6.6302%, 7/31/26‡,¢	15,405,333	15,487,691
Gam Resecuritization Trust 2021-FRR2 CK74, 0%, 9/27/51ž,◊	18,068,494	15,033,247
Government National Mortgage Association, CME Term SOFR 1 Month + 5.4355%, 1.7605%, 1/20/44‡,¤	256,548	20,749
Government National Mortgage Association, CME Term SOFR 1 Month + 6.0355%, 2.3630%, 10/16/55‡,¤	419,294	30,420
Great Wolf Trust 2024-WLF2 E, CME Term SOFR 1 Month + 3.6384%, 7.3109%, 5/15/41ž,‡	3,507,000	3,493,860
Great Wolf Trust 2024-WOLF D, CME Term SOFR 1 Month + 2.8900%, 6.5625%, 3/15/39ž,‡	3,177,000	3,173,606
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.3296%, 11/25/41ž,‡	22,910,000	22,898,465
Hilton Grand Vacations Trust 2022-1D D, 6.7900%, 6/20/34ž	597,844	597,986
Hilton Grand Vacations Trust 2025-1A C, 5.5200%, 5/27/42ž	2,383,252	2,402,198
Hilton Grand Vacations Trust 2025-2A C, 5.1200%, 5/25/44ž	5,384,946	5,374,181
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51ž	3,000,000	2,974,506
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	3,500,000	3,363,514
Hudson's Bay Simon JV Trust 2015-HB10 B10, 4.9056%, 8/5/34ž	2,610,923	2,517,295
Hudson's Bay Simon JV Trust 2015-HB10 C10, 5.4470%, 8/5/34ž,‡	3,864,419	3,607,211
Jersey Mikes Funding LLC 2025-1A A2, 5.6100%, 8/16/55ž	14,870,275	15,056,084
KKR Financial CLO Ltd 35A AR, CME Term SOFR 3 Month + 1.2000%, 4.8676%, 1/20/38ž,‡	20,000,000	19,970,402
Lendbuzz Securitization Trust 2023-2A B, 8.6900%, 6/15/29ž	9,826,000	10,128,086
Lendbuzz Securitization Trust 2024-1A B, 6.5800%, 9/15/29ž	2,500,000	2,534,720
Lendbuzz Securitization Trust 2024-1A C, 7.5800%, 9/15/30ž	4,981,000	5,060,849
Lendbuzz Securitization Trust 2025-2A C, 5.2800%, 4/15/31ž	3,329,000	3,208,953
Lendbuzz Securitization Trust 2026-1A A2, 4.6800%, 7/15/30ž	7,339,736	7,338,316
Lendbuzz Securitization Trust 2026-1A B, 5.1600%, 12/16/30ž	1,261,332	1,245,249
Lendbuzz Securitization Trust 2026-1A C, 5.7400%, 9/15/31ž	1,621,453	1,617,910
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	5,303,729	5,316,732
LHOME Mortgage Trust 2024-RTL2 A2, 8.8970%, 3/25/29ž,Ç	2,075,000	2,082,682
LHOME Mortgage Trust 2024-RTL3 A2, 8.3730%, 5/25/29ž,Ç	3,600,000	3,622,138
LHOME Mortgage Trust 2024-RTL5 A2, 5.7510%, 9/25/39ž,Ç	9,488,000	9,489,448
Life Financial Services Trust 2021-BMR E, CME Term SOFR 1 Month + 1.8645%, 5.5375%, 3/15/38ž,‡	12,600,000	12,204,291
LoanMe Trust SBL 2019-1, 13.0000%, 8/15/30ž,Ç	4,197,919	965,521
Luxury Lease Partners Auto Lease Trust 2024-4 A, 7.2920%, 7/15/30ž	782,884	788,545
Luxury Lease Partners Auto Lease Trust 2024-4 B, 10.4910%, 7/15/30ž	5,100,000	5,117,879
Luxury Lease Partners Auto Lease Trust 2025-A A, 5.5100%, 3/15/32ž	22,313,462	22,245,296
Madison Park Funding Ltd 2018-32A A1R2, CME Term SOFR 3 Month + 1.3600%, 5.0292%, 7/22/37ž,‡	20,000,000	20,007,420
Madison Park Funding Ltd 2024-66A A2, CME Term SOFR 3 Month + 1.5800%, 5.2497%, 10/21/37ž,‡	27,000,000	26,930,256
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	57,500,000	57,508,993
Magnetite CLO Ltd 2024-44A A1, CME Term SOFR 3 Month + 1.3500%, 5.0222%, 10/15/37ž,‡	35,700,000	35,710,150
Marlette Funding Trust 2023-1A D, 8.1500%, 4/15/33ž	13,914,355	14,145,364
Marlette Funding Trust 2023-2A D, 7.9200%, 6/15/33ž	9,300,000	9,457,620
Marlette Funding Trust 2023-3A D, 8.0400%, 9/15/33ž	9,571,000	9,796,977
Marlette Funding Trust 2023-4A B, 8.1500%, 12/15/33ž	2,500,000	2,581,177
Marlette Funding Trust 2025-1A D, 6.0200%, 7/16/35ž	13,864,000	13,891,228
Mello Warehouse Securitization Trust 2024-1 F, CME Term SOFR 1 Month + 5.2500%, 8.9286%, 10/25/57ž,‡	11,458,000	11,419,493
Merit 2022-MHIL G, CME Term SOFR 1 Month + 3.9575%, 7.6300%, 1/15/27ž,‡	4,104,000	4,103,802
MetroNet Infrastructure Issuer LLC 2026-1A C, 7.1000%, 4/20/56ž	10,295,000	10,216,372
MHC Commercial Mortgage Trust 2021-MHC F, CME Term SOFR 1 Month + 2.7154%, 6.3884%, 4/15/38ž,‡	4,880,000	4,877,017
MHC Commercial Mortgage Trust 2021-MHC G, CME Term SOFR 1 Month + 3.3154%, 6.9884%, 4/15/38ž,‡	8,496,000	8,490,876

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
MKT Mortgage Trust 2020-525M A, 2.6940%, 2/12/40ž	$2,755,000		$2,484,839
MKT Mortgage Trust 2020-525M F, 2.9406%, 2/12/40ž,‡	11,900,000		9,337,231
MTN Commercial Mortgage Trust 2022-LPFL F, CME Term SOFR 1 Month + 5.2852%, 8.9652%, 3/15/39ž,‡	19,300,000		19,275,875
MVW Owner Trust 2021-1WA D, 3.1700%, 1/22/41ž	599,313		575,147
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	13,006,196		13,090,907
NRZ Excess Spread Collateralized Notes 2025-FHT1 A, 6.5450%, 3/25/32ž,Ç	39,499,948		39,617,583
NW Re-Remic Trust 2021-FRR1 BK88, 2.5987%, 12/18/51ž,‡	20,000,000		17,365,086
Oak Hill Credit Partners 2021-8A A2R, CME Term SOFR 3 Month + 1.4800%, 5.1476%, 1/20/38ž,‡	26,000,000		26,038,711
Oak Street Investment Grade Net Lease Fund 2020-1A B1, 5.1100%, 11/20/50ž	4,499,000		2,438,926
Oak Street Investment Grade Net Lease Fund 2021-1A B1, 4.2300%, 1/20/51ž	6,250,000		3,719,283
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	8,000,000		7,978,769
Oasis Securitization 2024-1A B, 7.9100%, 9/30/38§	3,000,000		2,997,334
Oasis Securitization 2025-1A B, 8.0550%, 8/15/39ž	13,752,000		13,732,383
Oasis Securitization 2025-1A C, 9.9000%, 8/15/39ž	3,000,000		2,987,960
OCP CLO Ltd 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 5.0376%, 7/20/37ž,‡	20,000,000		20,009,802
Octagon Investment Partners 42 Ltd 2019-3A A1RR, CME Term SOFR 3 Month + 1.3600%, 5.0322%, 7/15/37ž,‡	20,000,000		20,009,896
Ondeck Asset Securitization Trust LLC 2023-1A B, 8.2500%, 8/19/30ž	6,250,000		6,267,866
Ondeck Asset Securitization Trust LLC 2024-1A B, 7.1500%, 6/17/31ž	6,000,000		6,052,568
Ondeck Asset Securitization Trust LLC 2025-1A C, 6.6400%, 4/19/32ž	1,287,000		1,297,364
Ondeck Asset Securitization Trust LLC 2025-1A D, 8.7700%, 4/19/32ž	2,800,000		2,837,068
Ondeck Asset Securitization Trust LLC 2025-2A C, 6.3000%, 11/17/32ž	1,750,000		1,755,933
Pagaya AI Debt Selection Trust 2022-1 C, 4.8880%, 10/15/29ž	1,281,418		1,273,913
Palmer Square European CLO 2021-2A DR, EURIBOR 3 Month + 3.1500%, 5.1360%, 3/15/38ž,‡	10,270,000	EUR	11,822,511
Pawnee Equipment Receivables 2022-1 E, 9.5000%, 9/17/29ž	5,379,000		5,357,878
Penta CLO 2022-11A BRR, EURIBOR 3 Month + 1.6500%, 3.7897%, 1/17/39ž,‡	15,650,000	EUR	18,047,034
Penta CLO 2023-15A DR, EURIBOR 3 Month + 3.0500%, 5.0417%, 10/15/38ž,‡	6,520,000	EUR	7,497,350
PNW Trust 2026-ARTE D, CME Term SOFR 1 Month + 3.5088%, 7.1635%, 4/16/29ž,‡	6,692,000		6,675,243
Polus EU CLO 21A B, EURIBOR 3 Month + 2.0000%, 0%, 4/25/39ž,‡	11,730,000	EUR	13,556,305
Polus EU CLO 21A C, EURIBOR 3 Month + 2.5000%, 0%, 4/25/39ž,‡	6,040,000	EUR	6,980,399
Post Road Equipment Finance 2024-1A D, 6.7700%, 10/15/30ž	1,100,000		1,117,172
Post Road Equipment Finance 2024-1A E, 8.5000%, 12/15/31ž	3,200,000		3,287,458
Post Road Equipment Finance 2025-1A E, 7.0800%, 5/17/32ž	3,000,000		3,029,882
Prestige Auto Receivables Trust 2023-1A E, 9.8800%, 5/15/30ž	6,000,000		6,229,665
PRIMA Capital Ltd, 4.2500%, 12/25/50ž	10,500,000		10,088,247
PRIMA Capital Ltd 2019-1S C, 5.5000%, 10/1/33ž	8,432,000		7,054,772
PRM7 Trust 2025-PRM7 E, 6.6184%, 11/10/42ž,‡	12,016,000		11,952,755
Project Silver, 6.9000%, 7/15/44ž,‡	898,315		821,006
Providus CLO 14A B, EURIBOR 3 Month + 1.6000%, 3.8740%, 4/18/40ž,‡	14,470,000	EUR	16,416,881
QTS Issuer ABS II 2026-1A B, 6.7290%, 1/5/56ž	17,206,209		17,112,218
Rain City Mortgage Trust 2024-RTL1 A2, 8.0210%, 11/25/29ž,‡	4,440,000		4,448,449
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44ž	5,934,902		5,638,632
Reach Financial LLC 2024-1A C, 6.9000%, 2/18/31ž	11,152,000		11,359,828
Reach Financial LLC 2025-2A C, 5.6900%, 8/18/32ž	10,037,000		9,904,766
Reach Financial LLC 2026-1A D, 5.1600%, 2/15/33ž	11,091,000		10,727,564
ReadyCap Lending 2023-3 A, Prime Rate by Country United States + 0.0700%, 6.8200%, 4/27/48ž,‡	4,992,139		5,103,655
Research-Driven Pagaya Motor Asset Trust I 2026-R1A A, 5.6590%, 7/25/34ž	13,862,000		13,885,978
Research-Driven Pagaya Motor Asset Trust I 2026-R1A B, 6.2110%, 7/25/34ž	7,601,000		7,608,115
RKTL 2026-1A D, 5.2100%, 2/26/35ž	10,290,000		10,160,596
RRE Loan Management 18A A2R, EURIBOR 3 Month + 1.6000%, 3.6050%, 4/15/38ž,‡	8,000,000	EUR	9,203,188
RRE Loan Management 18A CR, EURIBOR 3 Month + 2.6500%, 4.6550%, 4/15/38ž,‡	9,000,000	EUR	10,137,855
Saluda Grade Alternative Mortgage Trust 2023-FIG4 C, 8.0070%, 11/25/53ž,‡	4,655,813		4,790,127
Saluda Grade Alternative Mortgage Trust 2024-FIG5 C, 6.8510%, 4/25/54ž,Ç	2,981,869		2,957,855
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	54,522		54,305
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	8,052,542		8,061,402
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A2, 8.6830%, 7/25/30ž,Ç	16,234,000		16,362,904
Saluda Grade Alternative Mortgage Trust 2025-RRTL1 A2, 5.6570%, 10/25/40ž,Ç	3,860,000		3,854,116
Saluda Grade Alternative Mortgage Trust 2026-RTL7 A2, 6.7480%, 3/25/31ž,Ç	9,641,000		9,539,413
Santander Bank Auto Credit-Linked Notes 2023-B E, 8.4080%, 12/15/33ž	1,792,850		1,819,228

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Santander Bank Auto Credit-Linked Notes 2023-B F, 12.2400%, 12/15/33ž	$4,049,732	$4,225,072
Santander Bank Auto Credit-Linked Notes 2023-B G, 17.1280%, 12/15/33ž	1,898,312	1,998,005
Santander Bank Auto Credit-Linked Notes 2024-A E, 7.7620%, 6/15/32ž	4,502,238	4,561,170
Santander Bank Auto Credit-Linked Notes 2024-A F, 10.1710%, 6/15/32ž	5,099,335	5,301,805
Santander Bank Auto Credit-Linked Notes 2024-A G, 13.0300%, 6/15/32ž	4,942,858	5,173,072
Santander Bank Auto Credit-Linked Notes 2024-B E, 6.7990%, 1/18/33ž	4,707,029	4,732,121
Santander Bank Auto Credit-Linked Notes 2024-B F, 8.8810%, 1/18/33ž	12,708,980	13,056,451
Santander Bank Auto Credit-Linked Notes 2024-B G, 12.2310%, 1/18/33ž	7,855,248	8,163,962
Santander Bank Auto Credit-Linked Notes 2025-A F, 7.3430%, 1/16/34ž	5,828,000	5,927,156
SB Multifamily Repack Trust 2020-FRR2 A2, 6.7428%, 12/27/39ž,‡	12,632,913	12,329,207
SBNA Auto Receivables Trust 2024-A E, 8.0000%, 4/15/32ž	6,000,000	6,247,633
SCG Hotel Issuer Inc 2025-DLFN E, CME Term SOFR 1 Month + 2.9500%, 6.6225%, 3/15/35ž,‡	6,475,000	6,409,964
SCG Hotel Issuer Inc 2025-FLWR E, CME Term SOFR 1 Month + 2.7500%, 6.4225%, 8/15/42ž,‡	6,733,000	6,640,033
SCG Hotel Issuer Inc 2025-SNIP E, CME Term SOFR 1 Month + 3.4000%, 7.0725%, 9/15/42ž,‡	7,875,000	7,875,001
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56ž	9,900,000	9,839,073
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55ž	28,618,000	27,584,351
Sierra Receivables Funding Co LLC 2022-3A C, 7.6300%, 7/20/39ž	441,811	450,021
Sierra Receivables Funding Co LLC 2023-1A C, 7.0000%, 1/20/40ž	586,888	597,304
Sierra Receivables Funding Co LLC 2023-3A D, 9.4400%, 9/20/40ž	843,878	860,589
Sierra Receivables Funding Co LLC 2024-1A D, 8.0200%, 1/20/43ž	763,910	767,973
Sierra Receivables Funding Co LLC 2024-2A D, 7.4800%, 6/20/41ž	1,585,200	1,581,386
Sierra Receivables Funding Co LLC 2024-3A D, 6.9300%, 8/20/41ž	2,798,379	2,748,175
Sierra Receivables Funding Co LLC 2025-1A D, 6.8600%, 1/21/42ž	5,104,234	4,998,724
Sierra Receivables Funding Co LLC 2025-3A C, 4.9800%, 8/22/44ž	2,289,089	2,257,218
Sierra Receivables Funding Co LLC 2025-3A D, 6.5400%, 8/22/44ž	3,357,331	3,256,937
Sierra Receivables Funding Co LLC 2026-1A D, 7.1000%, 12/22/42ž	7,417,000	7,393,797
SMRT 2022-MINI E, CME Term SOFR 1 Month + 2.7000%, 6.3730%, 1/15/39ž,‡	7,000,000	6,967,948
SMRT 2022-MINI F, CME Term SOFR 1 Month + 3.3500%, 7.0230%, 1/15/39ž,‡	20,073,000	19,670,403
SoFi Consumer Loan Program Trust 2025-3 D, 5.3500%, 8/15/34ž	10,243,000	10,229,690
Sotheby's Artfi Master Trust 2026-1A E, 7.2700%, 6/20/33ž	1,750,000	1,758,190
Stack Infrastructure Issuer LLC 2026-1A A2, 5.0000%, 3/27/56ž	16,603,000	16,058,047
Storm King Park CLO Ltd 2022-1A AR, CME Term SOFR 3 Month + 1.3600%, 5.0322%, 10/15/37ž,‡	23,900,000	23,908,604
SV RNO Property Owner 1 LLC, 5.8750%, 3/1/31ž	16,973,000	16,777,684
SWCH Commercial Mortgage Trust 2025-DATA E, CME Term SOFR 1 Month + 3.3402%, 7.0127%, 2/15/42ž,‡	21,830,000	21,415,272
SWCH Commercial Mortgage Trust 2025-DATA F, CME Term SOFR 1 Month + 4.2389%, 7.9114%, 2/15/42ž,‡	24,830,000	24,632,061
Switch ABS Issuer LLC 2024-2A C, 10.0330%, 6/25/54ž	10,000,000	10,156,372
Switch ABS Issuer LLC 2026-1A A21, 5.6090%, 3/27/56ž	27,712,000	27,762,315
The Huntington National Bank 2024-1 C, US 30 Day Average SOFR + 3.1500%, 6.8229%, 5/20/32ž,‡	943,442	951,461
The Huntington National Bank 2024-1 D, US 30 Day Average SOFR + 5.2500%, 8.9229%, 5/20/32ž,‡	377,377	381,612
The Huntington National Bank 2024-1 E, US 30 Day Average SOFR + 8.2500%, 11.9229%, 5/20/32ž,‡	1,139,016	1,173,012
The Huntington National Bank 2025-1 D, US 30 Day Average SOFR + 3.5000%, 7.1729%, 3/21/33ž,‡	1,821,999	1,830,678
The Huntington National Bank 2025-2 D, US 30 Day Average SOFR + 3.2500%, 6.9229%, 9/20/33ž,‡	2,781,638	2,783,836
The Huntington National Bank 2026-1 D, US 30 Day Average SOFR + 4.5000%, 8.1720%, 2/20/34ž,‡	11,800,000	11,799,832
Theorem Funding Trust 2022-3A B, 8.9500%, 4/15/29ž	2,796,305	2,846,736
Tricolor Auto Securitization Trust 2024-1A C, 6.9900%, 1/18/28ž,€,¢	1,850,000	1,385,544
Tricolor Auto Securitization Trust 2024-1A D, 8.6100%, 4/17/28ž,€,¢	3,145,000	1,867,136
Truist Bank Auto Credit-Linked Notes 2025-1 C, 6.8070%, 9/26/33ž	1,446,497	1,443,795
Truist Bank Auto Credit-Linked Notes 2025-1 D, 9.6850%, 9/26/33ž	1,854,484	1,853,965
TVC Mortgage Trust 2026-RRTL1 A2, 5.3150%, 2/25/41ž,Ç	2,600,000	2,589,920
TVC Mortgage Trust 2026-RRTL1 M1, 6.3400%, 2/25/41ž,‡	3,550,000	3,536,632
United Auto Credit Securitization Trust 2024-1 D, 8.3000%, 11/12/29ž	4,500,000	4,533,810
Upstart Securitization Trust 2023-3 B, 8.2500%, 10/20/33ž	14,500,000	14,782,489
Upstart Securitization Trust 2025-3 C, 5.4300%, 9/20/35ž	6,427,000	6,329,920
US Bank National Association 2023-1 C, 9.7850%, 8/25/32ž	592,422	600,652
VB-S1 Issuer LLC 2024-1A F, 8.8710%, 5/15/54ž	11,000,000	11,316,678
VB-S1 Issuer LLC 2025-1A C, 7.4460%, 8/16/55ž	5,923,000	6,023,387
VB-S1 Issuer LLC 2025-1A D, 9.3830%, 8/16/55ž	16,900,000	17,346,444
VB-S1 Issuer LLC 2026-1A D, 5.1930%, 3/15/56ž	6,328,000	6,269,488

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
VB-S1 Issuer LLC 2026-1A F, 6.8430%, 3/15/56ž	$5,537,000		$5,570,586
Vontive Mortgage Trust 2025-RTL1 A1, 6.5070%, 3/25/30ž,Ç	16,491,000		16,650,715
Wells Fargo Commercial Mortgage Trust 2021-C61 XA, 1.3380%, 11/15/54‡,¤	74,627,836		3,513,495
Wells Fargo Commercial Mortgage Trust 2025-VTT D, 5.7644%, 3/15/38ž,‡	11,187,000		11,188,407
Wells Fargo Commercial Mortgage Trust 2025-VTT E, 6.4467%, 3/15/38ž,‡	19,484,000		19,477,960
Western Funding Auto Loan Trust 2025-1 C, 5.3400%, 11/15/35ž	8,406,000		8,309,754
Westgate Resorts 2022-1A D, 3.8380%, 8/20/36ž	564,989		560,970
Westgate Resorts 2024-1A C, 7.0600%, 1/20/38ž	2,270,909		2,294,656
Westgate Resorts 2024-1A D, 9.2600%, 1/20/38ž	1,135,454		1,149,335
Westgate Resorts 2026-1A C, 6.0800%, 10/20/39ž	3,497,000		3,500,625
Westgate Resorts 2026-1A D, 7.9900%, 10/20/39ž	4,932,000		4,937,215
Westlake Automobile Receivable Trust 2025-2A D, 5.0800%, 5/15/31ž	4,740,000		4,735,791
Westlake Automobile Receivable Trust 2026-1A D, 4.7500%, 7/15/31ž	7,919,000		7,843,763
Woodward Capital Management 2024-CES1 A1B, 6.3250%, 2/25/44ž,‡	5,931,127		5,955,154
Woodward Capital Management 2026-CES2 M1A, 5.3550%, 2/25/56ž,‡	4,132,000		4,098,281
Worldwide Plaza Trust 2017-WWP F, 3.5955%, 11/10/36ž,‡	4,305,008		187,803
Z Capital Credit Partners CLO 2018-1 Ltd, CME Term SOFR 3 Month + 2.7116%, 6.3827%, 1/16/31ž,‡	303,686		302,796
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $3,233,107,445)			3,225,295,084
Bank Loans and Mezzanine Loans – 10.4%
Basic Industry – 0.4%
Ahlstrom Holding 3 Oy, CME Term SOFR 1 Month + 4.2500%, 8.1836%, 5/23/30‡	11,401,557		11,270,894
Ahlstrom Holding 3 Oy, EURIBOR 3 Month + 3.7500%, 5.7740%, 5/27/30ƒ,‡	1,650,000	EUR	1,849,156
Olympus Water US Holding Corp, CME Term SOFR 3 Month + 3.2500%, 6.9496%, 11/3/32‡	2,105,401		2,024,154
Spa US Holdco Inc, CME Term SOFR 3 Month + 4.0000%, 7.9612%, 2/4/28‡	2,484,401		2,455,831
Veritiv Operating Co, CME Term SOFR 3 Month + 4.0000%, 7.6996%, 11/30/30ƒ,‡	11,009,818		10,679,524
			28,279,559
Brokerage – 0.1%
Aretec Group Inc, CME Term SOFR 1 Month + 3.0000%, 6.6677%, 8/9/30‡	4,522,665		4,461,428
Osaic Holdings Inc, CME Term SOFR 1 Month + 2.5000%, 6.1636%, 8/2/32‡	4,989,000		4,891,116
			9,352,544
Capital Goods – 1.2%
Chariot Buyer LLC, CME Term SOFR 1 Month + 2.7500%, 6.4177%, 9/8/32‡	3,107,475		3,075,282
CP Atlas Buyer Inc, CME Term SOFR 1 Month + 5.2500%, 8.9177%, 7/8/30‡	12,948,930		11,869,896
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.2500%, 5.9227%, 5/31/30‡	9,691,063		9,674,104
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.2500%, 5.9496%, 8/4/31‡	13,335,662		13,302,322
Gibraltar Industries Inc, CME Term SOFR 1 Month + 2.2500%, 5.9177%, 2/2/33‡	6,168,314		6,129,762
Park River Holdings Inc, CME Term SOFR 1 Month + 4.5000%, 8.1648%, 3/15/31‡	4,685,000		4,569,655
TransDigm Inc, CME Term SOFR 1 Month + 2.5000%, 6.1677%, 1/19/32‡	6,727,550		6,725,397
White Cap Supply Holdings LLC, CME Term SOFR 1 Month + 3.5000%, 7.1677%, 2/10/33‡	28,496,613		27,048,130
			82,394,548
Commercial Services – 0.3%
Aggreko Holdings Inc, CME Term SOFR 3 Month + 3.0000%, 6.6640%, 5/21/31‡	9,273,000		9,258,534
Lernen Bidco Ltd, EURIBOR 6 Month + 3.7500%, 5.8710%, 4/25/29‡	5,760,000	EUR	6,466,087
Lernen US Finco LLC, CME Term SOFR 1 Month + 3.5000%, 7.4100%, 10/27/31‡	6,633,971		6,363,106
			22,087,727
Communications – 0.6%
Directv Financing LLC, CME Term SOFR 3 Month + 5.2500%, 9.1785%, 8/2/29‡	7,983,238		7,994,494
Hunter Holdco 3 Ltd, CME Term SOFR 3 Month + 4.2500%, 8.0496%, 8/19/28‡	4,286,000		3,814,540
Versant Media Group Inc, CME Term SOFR 3 Month + 3.5000%, 7.1996%, 1/30/31‡	10,052,000		10,033,203
Windstream Services LLC, CME Term SOFR 1 Month + 4.0000%, 7.6677%, 10/6/32‡	18,608,362		18,596,825
			40,439,062
Consumer Cyclical – 1.6%
Atlas LuxCo 4 Sarl, EURIBOR 1 Month + 3.7500%, 5.6760%, 8/20/32ƒ,‡	5,320,000	EUR	6,122,169
Boots Group Bidco Ltd, SONIA 1 Month + 4.5000%, 8.2274%, 8/30/32‡	960,000	GBP	1,267,643
Ensemble RCM LLC, CME Term SOFR 3 Month + 3.0000%, 6.6599%, 2/9/33‡	16,663,064		16,451,276
Flutter Financing BV, CME Term SOFR 3 Month + 2.0000%, 5.6996%, 6/4/32‡	6,582,756		6,500,472
Gloves Buyer Inc, CME Term SOFR 1 Month + 4.0000%, 7.6677%, 5/21/32‡	12,249,300		12,194,178
Inspired Education US Holdings Inc, CME Term SOFR 3 Month + 2.7500%, 6.4182%, 2/28/31‡	3,928,365		3,916,109

	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Consumer Cyclical – (continued)
Loire Finco Luxembourg Sarl, EURIBOR 3 Month + 3.7500%, 5.7610%, 1/21/30‡	2,660,000	EUR	$3,068,001
Men's Wearhouse LLC/The, CME Term SOFR 3 Month + 5.7500%, 9.4213%, 1/28/31‡	$7,402,954		7,391,405
Ovg Business Services LLC, CME Term SOFR 1 Month + 3.0000%, 6.6677%, 6/25/31‡	20,051,043		20,000,915
Peer Holding III BV, EURIBOR 3 Month + 2.7500%, 4.8770%, 9/29/32‡	10,010,000	EUR	11,520,732
Piolin Bidco SA, EURIBOR 3 Month + 3.7500%, 5.8850%, 9/16/29‡	4,485,600	EUR	5,149,824
River Rock Entertainment Authority, CME Term SOFR 1 Month + 9.0000%, 12.6648%, 6/25/31‡	10,866,000		10,594,350
Victra Holdings LLC, CME Term SOFR 3 Month + 3.7500%, 7.4496%, 3/29/29‡	4,568,988		4,500,453
			108,677,527
Consumer Non-Cyclical – 2.0%
Althea Acquisition Bidco Sarl, EURIBOR 3 Month + 3.2500%, 5.2820%, 1/20/33ƒ,‡	18,220,000	EUR	20,877,364
Colosseum Dental Finance BV, EURIBOR 3 Month + 3.5000%, 5.6210%, 3/18/32‡	11,060,000	EUR	12,763,711
Financiere Pax SAS, EURIBOR 6 Month + 3.5000%, 5.6350%, 12/31/29ƒ,‡	15,590,000	EUR	17,663,790
Froneri Lux Finco Sarl, EURIBOR 6 Month + 2.7500%, 4.8990%, 9/30/32‡	16,320,000	EUR	18,539,368
Gategroup Finance International Sarl, EURIBOR 3 Month + 3.5000%, 5.6220%, 6/10/32‡	11,350,000	EUR	13,035,159
Hopper Merger Sub Inc, EURIBOR 3 Month + 2.7500%, 4.7840%, 1/14/33ƒ,‡	19,940,000	EUR	22,780,473
Lavender US Holdco 1 Inc, CME Term SOFR 3 Month + 3.2500%, 6.9496%, 12/30/32‡	10,612,373		10,439,922
LifePoint Health Inc, CME Term SOFR 3 Month + 3.5000%, 7.1517%, 5/17/31‡	978,857		977,281
Medline Borrower LP, CME Term SOFR 1 Month + 1.7500%, 5.4177%, 10/23/30‡	7,319,953		7,327,932
PAREXEL International Corp, CME Term SOFR 1 Month + 2.7500%, 6.4177%, 12/12/31‡	6,341,107		6,314,665
Star Parent Inc, CME Term SOFR 3 Month + 4.0000%, 7.6996%, 9/27/30‡	8,077,126		7,977,616
			138,697,281
Diversified Financial Services – 0.2%
Hudson River Trading LLC, CME Term SOFR 1 Month + 2.5000%, 6.1750%, 3/18/30‡	14,517,782		14,443,160
SK Neptune Husky Finance Sarl, CME Term SOFR 3 Month + 10.0000%, 13.5868%, 4/30/24‡,€	232,620		27,914
SK Neptune Husky Finance Sarl, CME Term SOFR 3 Month + 5.0000%, 10.7500%, 1/3/29‡,€	7,944,281		158,886
			14,629,960
Electric – 0.4%
Alpha Generation LLC, CME Term SOFR 1 Month + 1.7500%, 5.4177%, 9/30/31‡	4,232,425		4,217,993
Long Ridge Energy LLC, CME Term SOFR 3 Month + 4.5000%, 8.1996%, 2/19/32‡	21,716,094		21,444,643
			25,662,636
Energy – 0.2%
Colossus Acquireco LLC, CME Term SOFR 1 Month + 1.7500%, 5.4100%, 7/30/32‡	17,278,030		17,205,117
Financial Institutions – 0.2%
Chrysaor Bidco Sarl, EURIBOR 3 Month + 3.5000%, 5.5310%, 10/30/31‡	11,440,000	EUR	13,129,531
Industrial – 0.8%
Azuria Water Solutions Inc, CME Term SOFR 1 Month + 2.7500%, 6.4254%, 1/27/33ƒ,‡	17,954,421		17,752,434
Azuria Water Solutions Inc, CME Term SOFR 1 Month + 2.7500%, 6.4254%, 1/27/33ƒ,‡	2,393,923		2,366,991
Cube Safety Bidco AB, EURIBOR 3 Month + 3.2500%, 5.2320%, 2/21/33ƒ,‡	14,720,000	EUR	16,844,778
Inspired Finco Holdings Ltd, EURIBOR 1 Month + 3.0000%, 4.8920%, 2/28/31‡	10,346,659	EUR	11,880,937
Salas O'Brien Inc, CME Term SOFR 1 Month + 2.7500%, 6.4177%, 1/31/33‡	8,370,839		8,349,912
Salas O'Brien Inc, CME Term SOFR 1 Month + 2.7500%, 6.4243%, 1/31/33‡	1,080,108		1,077,408
			58,272,460
Insurance – 0.8%
Acropole Holdings SAS, EURIBOR 3 Month + 3.5000%, 5.5190%, 7/26/32‡	14,930,000	EUR	17,045,406
Asurion LLC, CME Term SOFR 1 Month + 4.2500%, 7.9177%, 9/19/30‡	13,731,000		13,556,479
Jones Deslauriers Insurance Management Inc, CME Term SOFR 3 Month + 3.0000%, 6.6636%, 2/2/33‡	15,923,000		15,445,310
USI Inc/NY, CME Term SOFR 3 Month + 2.2500%, 5.9496%, 9/29/30‡	8,552,350		8,520,278
			54,567,473

	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Materials – 0.3%
Proampac PG Borrower LLC, CME Term SOFR 1 Month + 4.0000%, 7.7822%, 3/7/33‡	$21,625,683		$20,830,939
Technology – 1.1%
Gold Rush Bidco Ltd, EURIBOR 6 Month + 3.2500%, 5.3530%, 5/16/31‡	6,040,000	EUR	6,967,346
Leia Finco US LLC, CME Term SOFR 3 Month + 3.2500%, 6.8981%, 10/9/31ƒ,‡	34,541,055		32,991,198
Modena Buyer LLC, CME Term SOFR 3 Month + 4.2500%, 7.9168%, 7/1/31‡	15,846,412		14,178,102
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 3.2500%, 6.9219%, 10/28/30‡	13,020,844		9,810,034
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 5.0000%, 8.6996%, 5/9/33‡	9,996,000		5,807,676
Rocket Software Inc, CME Term SOFR 1 Month + 3.7500%, 7.4177%, 11/28/28‡	10,473,618		10,025,242
			79,779,598
Utilities – 0.2%
CPV Valley Holdings LLC, CME Term SOFR 3 Month + 2.7500%, 6.4025%, 2/17/33‡	11,459,000		11,516,295
Total Bank Loans and Mezzanine Loans (cost $746,989,392)			725,522,257
Corporate Bonds – 32.5%
Banking – 1.9%
Ally Financial Inc, SOFR + 1.9600%, 5.7370%, 5/15/29‡	245,000		248,821
Ally Financial Inc, SOFR + 2.8200%, 6.8480%, 1/3/30‡	234,000		244,068
Ally Financial Inc, 8.0000%, 11/1/31	100,000		110,883
Banco Bilbao Vizcaya Argentaria SA, US Treasury Yield Curve Rate 1 Year + 1.9500%, 6.0330%, 3/13/35‡	200,000		207,831
Bank of America Corp, SOFR + 1.6500%, 5.3000%, 1/23/35‡	168,000		171,494
BNP Paribas SA, US Treasury Yield Curve Rate 5 Year + 4.9690%, 9.2500%ž,‡,μ	2,432,000		2,535,917
Capital One Financial Corp, SOFR + 2.2600%, 6.0510%, 2/1/35‡	980,000		1,012,750
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	17,529,000		17,829,699
Capital One Financial Corp, US Treasury Yield Curve Rate 5 Year + 3.1570%, 3.9500%‡,μ	16,368,000		16,131,643
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	17,665,000		17,929,813
Citigroup Inc, SOFR + 1.4650%, 5.3330%, 3/27/36‡	169,000		169,515
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.7300%, 5.4110%, 9/19/39‡	200,000		195,372
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 2.7450%, 6.5000%‡,μ	15,306,000		15,268,869
Citizens Financial Group Inc, SOFR + 2.0100%, 5.8410%, 1/23/30‡	240,000		247,160
Citizens Financial Group Inc, SOFR + 2.3250%, 6.6450%, 4/25/35‡	238,000		255,079
Comerica Inc, SOFR + 2.1550%, 5.9820%, 1/30/30‡	249,000		256,932
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	2,030,000		2,328,102
Goldman Sachs Group Inc, CME Term SOFR 3 Month + 1.6916%, 4.4110%, 4/23/39‡	50,000		44,779
HSBC Holdings PLC, SOFR + 3.3500%, 7.3900%, 11/3/28‡	236,000		246,000
HSBC Holdings PLC, SOFR + 1.9700%, 6.1610%, 3/9/29‡	239,000		245,868
HSBC Holdings PLC, CME Term SOFR 3 Month + 1.8716%, 3.9730%, 5/22/30‡	260,000		254,561
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34‡	243,000		256,301
ING Groep NV, SOFR + 1.7700%, 5.5500%, 3/19/35‡	200,000		203,139
JPMorgan Chase & Co, SOFR + 1.4900%, 5.7660%, 4/22/35‡	206,000		214,566
JPMorgan Chase & Co, US Treasury Yield Curve Rate 5 Year + 2.8500%, 3.6500%‡,μ	16,251,000		16,176,455
Lloyds Banking Group PLC, US Treasury Yield Curve Rate 1 Year + 1.7000%, 5.8710%, 3/6/29‡	200,000		204,941
Lloyds Banking Group PLC, US Treasury Yield Curve Rate 1 Year + 1.7500%, 5.6790%, 1/5/35‡	243,000		249,670
Lloyds Banking Group PLC, US Treasury Yield Curve Rate 1 Year + 1.2000%, 5.5900%, 11/26/35‡	200,000		203,490
M&T Bank Corp, SOFR + 2.2600%, 6.0820%, 3/13/32‡	248,000		259,974
M&T Bank Corp, SOFR + 1.6100%, 5.3850%, 1/16/36‡	265,000		262,818
M&T Bank Corp, US Treasury Yield Curve Rate 5 Year + 2.6790%, 3.5000%‡,#,μ	9,971,000		9,653,113
Mitsubishi UFJ Financial Group Inc, US Treasury Yield Curve Rate 1 Year + 1.2700%, 5.6150%, 4/24/36‡	200,000		204,676
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	161,000		163,870
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	227,000		250,783
Regions Financial Corp, SOFR + 2.0600%, 5.5020%, 9/6/35‡	252,000		252,343
Santander UK Group Holdings PLC, SOFR + 1.5540%, 4.8580%, 9/11/30‡	262,000		262,570
Santander UK Group Holdings PLC, SOFR + 1.5780%, 5.1360%, 9/22/36‡	266,000		256,867
Sumitomo Mitsui Financial Group Inc, SOFR + 1.7800%, 5.7960%, 7/8/46‡	255,000		247,392
Toronto-Dominion Bank/The, US Treasury Yield Curve Rate 5 Year + 2.7210%, 6.3500%, 10/31/85‡,#	11,405,000		11,221,190

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
Truist Financial Corp, SOFR + 2.3000%, 6.1230%, 10/28/33‡	$35,000		$37,002
US Bancorp, US Treasury Yield Curve Rate 5 Year + 2.5410%, 3.7000%‡,μ	16,493,000		16,166,889
Wells Fargo & Co, SOFR + 2.0600%, 6.4910%, 10/23/34‡	55,000		59,551
Westpac Banking Corp, US Treasury Yield Curve Rate 5 Year + 1.5300%, 3.0200%, 11/18/36‡	206,000		184,280
			132,927,036
Basic Industry – 1.9%
AngloGold Ashanti Holdings PLC, 3.3750%, 11/1/28	240,000		230,694
ArcelorMittal SA, 6.5500%, 11/29/27	243,000		250,415
Arcosa Inc, 4.3750%, 4/15/29ž	195,000		188,124
ATI Inc, 4.8750%, 10/1/29	197,000		194,372
Celanese US Holdings LLC, 7.3790%, 7/15/32	47,000		49,056
Celanese US Holdings LLC, 7.2000%, 11/15/33	88,000		93,873
Commercial Metals Co, 6.0000%, 12/15/35ž	266,000		262,235
Compass Minerals International Inc, 8.0000%, 7/1/30ž	135,000		139,700
CVR Partners LP/CVR Nitrogen Finance Corp, 6.1250%, 6/15/28ž	183,000		182,330
First Quantum Minerals Ltd, 7.2500%, 2/15/34ž	17,945,000		18,268,674
First Quantum Minerals Ltd, 6.3750%, 2/15/36ž	8,556,000		8,231,016
FIS Fabbrica Italiana Sintetici SpA, EURIBOR 3 Month + 3.2500%, 5.2790%, 2/5/31ž,‡	11,910,000	EUR	13,494,953
FMG Resources (August 2006) Pty Ltd, 6.1250%, 4/15/32ž	228,000		232,977
Fortescue Treasury Pty Ltd, 5.8750%, 4/15/30ž	193,000		195,316
Huntsman International LLC, 4.5000%, 5/1/29	206,000		192,632
INEOS Finance PLC, 7.5000%, 4/15/29ž,#	250,000		242,527
Kaiser Aluminum Corp, 4.5000%, 6/1/31ž	210,000		198,395
LSB Industries Inc, 6.2500%, 10/15/28ž	197,000		195,779
Maxam Prill Sarl, 7.7500%, 7/15/30ž	24,174,000		24,569,559
Mineral Resources Ltd, 8.5000%, 5/1/30ž	183,000		188,088
Nutrien Ltd, 4.9000%, 3/27/28	206,000		207,699
Olympus Water US Holding Corp, 7.2500%, 2/15/33ž	8,473,000		8,084,099
Qnity Electronics Inc, 6.2500%, 8/15/33ž	172,000		173,916
SCIH Salt Holdings Inc, 6.6250%, 5/1/29ž	17,103,000		17,017,485
SunCoke Energy Inc, 4.8750%, 6/30/29ž	250,000		225,591
Taseko Mines Ltd, 8.2500%, 5/1/30ž	12,751,000		13,293,683
Verde Purchaser LLC, 10.5000%, 11/30/30ž	21,734,000		22,587,016
			129,190,204
Biotechnology – 0.2%
Bridgebio Pharma Inc, 0.7500%, 2/1/33ž	13,423,000		13,298,166
Brokerage – 0.9%
Artec Group Inc, 10.0000%, 8/15/30ž	3,568,000		3,789,804
Charles Schwab Corp, SOFR + 2.5000%, 5.8530%, 5/19/34‡	240,000		252,064
Charles Schwab Corp, SOFR + 2.0100%, 6.1360%, 8/24/34‡	233,000		248,002
CME Group Inc, 5.3000%, 9/15/43	262,000		257,806
Jane Street Group / JSG Finance Inc, 6.7500%, 5/1/33ž	28,725,000		29,143,466
Kefferies Finance LLC / JFIN Co-Issuer Corp, 5.0000%, 8/15/28ž	200,000		186,372
Marex Group PLC, 6.4040%, 11/4/29	3,001,000		3,090,643
Osaic Holdings Inc, 6.7500%, 8/1/32ž	21,835,000		21,837,727
StoneX Group Inc, 7.8750%, 3/1/31ž	6,838,000		7,102,131
			65,908,015
Capital Goods – 1.1%
AAR Escrow Issuer LLC, 6.7500%, 3/15/29ž	233,000		237,148
ABC Supply Co Inc, 3.8750%, 11/15/29ž	205,000		194,318
Advanced Drainage Systems Inc, 6.3750%, 6/15/30ž	31,000		31,269
Amsted Industries Inc, 4.6250%, 5/15/30ž	188,000		180,352
Ardagh Metal Packaging SA, 3.0000%, 9/1/29	21,585,000	EUR	22,504,942
Ardagh Metal Packaging SA, 4.0000%, 9/1/29ž	282,000		258,228
Bombardier Inc, 7.4500%, 5/1/34ž	233,000		251,679
BWX Technologies Inc, 4.1250%, 6/30/28ž	202,000		196,409
BWX Technologies Inc, 4.1250%, 4/15/29ž	200,000		192,242
Clydesdale Acquisition Holdings Inc, 8.7500%, 4/15/30ž,#	446,000		416,151
Covert Mergeco Inc, 4.8750%, 12/1/29ž	484,000		453,731
CP Atlas Buyer Inc, 9.7500%, 7/15/30ž,#	245,000		229,756
Dycom Industries Inc, 4.5000%, 4/15/29ž	194,000		188,177
EnerSys, 4.3750%, 12/15/27ž	198,000		196,428
ESAB Corp, 5.6250%, 4/1/31ž	14,704,000		14,807,075
Ferguson Enterprises Inc, 5.0000%, 10/3/34	220,000		217,401
JH North America Holdings Inc, 5.8750%, 1/31/31ž	14,410,000		14,290,267
L3Harris Technologies Inc, 5.0500%, 6/1/29	133,000		135,312
L3Harris Technologies Inc, 5.3500%, 6/1/34	225,000		228,699

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Madison IAQ LLC, 5.8750%, 6/30/29ž	$216,000		$211,822
MIWD Holdco II LLC / MIWD Finance Corp, 5.5000%, 2/1/30ž,#	197,000		170,154
Mueller Water Products Inc, 4.0000%, 6/15/29ž	200,000		192,679
Regal Rexnord Corp, 6.0500%, 4/15/28	259,000		265,644
Regal Rexnord Corp, 6.4000%, 4/15/33	240,000		253,678
Roller Bearing Company of America Inc, 4.3750%, 10/15/29ž	455,000		442,071
Standard Industries Inc/NJ, 4.3750%, 7/15/30ž	150,000		141,385
TriMas Corp, 4.1250%, 4/15/29ž	198,000		188,408
United Technologies Corp, 4.5000%, 6/1/42	293,000		260,008
Waste Management Inc, 4.9500%, 3/15/35	255,000		255,630
WESCO Distribution Inc, 6.3750%, 3/15/29ž	190,000		193,403
Westinghouse Air Brake Technologies Corp, 5.5000%, 5/29/35	252,000		257,274
Wilsonart LLC, 11.0000%, 8/15/32ž,#	27,758,000		20,121,272
			78,163,012
Communications – 2.6%
Altice France SA, 6.8750%, 7/15/32ž	278,937		264,301
AMC Networks Inc, 10.5000%, 7/15/32ž	26,357,000		26,012,358
AppLovin Corp, 5.5000%, 12/1/34	22,630,000		22,442,645
Bell Canada, US Treasury Yield Curve Rate 5 Year + 2.3900%, 6.8750%, 9/15/55‡	232,000		234,629
CCO Holdings LLC / CCO Holdings Capital Corp, 4.7500%, 3/1/30ž	170,000		161,309
CCO Holdings LLC / CCO Holdings Capital Corp, 7.3750%, 3/1/31ž,#	115,000		117,067
Clear Channel Outdoor Holdings Inc, 7.5000%, 6/1/29ž,#	267,000		268,127
Connect Finco Sarl / Connect US Finco LLC, 9.0000%, 9/15/29ž	446,000		468,541
Deluxe Corp, 8.0000%, 6/1/29ž	190,000		191,237
Deluxe Corp, 8.1250%, 9/15/29ž	191,000		198,274
EchoStar Corp, 10.7500%, 11/30/29	248,000		267,902
Electronic Arts Inc, 1.8500%, 2/15/31#	299,000		274,601
EW Scripps Co/The, 9.8750%, 8/15/30ž	256,000		248,518
Gray Media Inc, 10.5000%, 7/15/29ž	152,000		161,523
Koninklijke KPN NV, 8.3750%, 10/1/30	220,000		253,205
Level 3 Financing Inc, 3.7500%, 7/15/29ž	6,822,000		6,327,405
Level 3 Financing Inc, 6.8750%, 6/30/33ž	4,496,346		4,578,724
Level 3 Financing Inc, 7.0000%, 3/31/34ž	4,234,245		4,334,113
Level 3 Financing Inc, 8.5000%, 1/15/36ž	16,929,000		17,663,917
Lions Gate Capital Holdings 1 Inc, 6.0000%, 4/15/30ž	22,024,000		20,207,020
McGraw-Hill Education Inc, 7.3750%, 9/1/31ž	128,000		130,405
Midcontinent Communications, 8.0000%, 8/15/32ž,#	14,315,000		13,332,271
Nexstar Broadcasting Inc, 4.7500%, 11/1/28ž	24,000		23,598
Orange SA, 9.0000%, 3/1/31	210,000		248,206
Outfront Media Capital LLC / Outfront Media Capital Corp, 4.2500%, 1/15/29ž	474,000		456,936
ROBLOX Corp, 3.8750%, 5/1/30ž	22,237,000		20,897,950
Rogers Communications Inc, US Treasury Yield Curve Rate 5 Year + 2.6530%, 7.0000%, 4/15/55‡	244,000		244,961
Rogers Communications Inc, US Treasury Yield Curve Rate 5 Year + 2.6200%, 7.1250%, 4/15/55‡	50,000		51,164
Rogers Communications Inc, US Treasury Yield Curve Rate 5 Year + 3.5900%, 5.2500%, 3/15/82ž,‡	202,000		199,531
RR Donnelley & Sons Co, 9.5000%, 8/1/29ž	105,000		106,281
TELUS Corp, US Treasury Yield Curve Rate 5 Year + 2.7690%, 6.6250%, 10/15/55‡	244,000		244,089
Time Warner Cable Enterprises LLC, 8.3750%, 7/15/33	213,000		241,175
Uniti Group LP / Uniti Group Finance Inc, 6.5000%, 2/15/29ž	272,000		264,177
Univision Communications Inc, 8.5000%, 7/31/31ž	4,151,000		4,171,257
Univision Communications Inc, 9.3750%, 8/1/32ž,#	10,069,000		10,377,264
Versant Media Group Inc, 7.2500%, 1/30/31ž	191,000		195,470
Viasat Inc, 5.6250%, 4/15/27ž	193,000		191,696
Virgin Media Finance PLC, 5.0000%, 7/15/30ž	271,000		222,058
Vmed O2 UK Financing I PLC, 6.7500%, 1/15/33ž	16,966,000		15,158,193
VZ Secured Financing BV, 7.5000%, 1/15/33ž	8,539,000		8,048,895
			179,480,993
Consumer Cyclical – 7.8%
1011778 BC ULC / New Red Finance Inc, 3.8750%, 1/15/28ž	70,000		68,424
1011778 BC ULC / New Red Finance Inc, 6.1250%, 6/15/29ž	186,000		189,007
Allied Universal Holdco LLC, 7.8750%, 2/15/31ž	230,000		237,179
Allwyn Entertainment Financing (UK) PLC, 4.6250%, 8/15/31ž	10,570,000	EUR	11,707,687
ANGI Group LLC, 3.8750%, 8/15/28ž	359,000		319,546
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp, 9.7500%, 4/15/30ž	430,000		456,473
Ashton Woods USA LLC / Ashton Woods Finance Co, 4.6250%, 4/1/30ž	208,000		193,051

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Brightstar Lottery PLC / Brightstar Global Solutions Corp, 5.7500%, 1/15/33ž	$12,461,000		$12,113,050
Brink's Co/The, 6.5000%, 6/15/29ž	185,000		187,864
Brookfield Residential Properties Inc/CA, 4.8750%, 2/15/30ž,#	500,000		459,066
Caesars Entertainment Inc, 6.0000%, 10/15/32ž,#	25,505,000		23,464,825
Carnival Corp, 5.7500%, 8/1/32ž	20,706,000		20,699,266
Carriage Services Inc, 4.2500%, 5/15/29ž	201,000		190,947
Carvana Co, 9.0000%, 6/1/30ž	21,119,941		21,970,082
Carvana Co, 9.0000%, 6/1/31ž,‡,Ç	8,691,142		9,397,767
Century Communities Inc, 6.6250%, 9/15/33ž	259,000		253,728
Cinemark USA Inc, 5.2500%, 7/15/28ž,#	125,000		123,931
Crocs Inc, 4.2500%, 3/15/29ž	177,000		169,887
Cyprium Corp / Cyprium Holdings Luxembourg Sarl, 6.3750%, 4/15/34ž	19,861,000		19,277,921
Fertitta Entertainment Inc, 4.6250%, 1/15/29ž,#	482,000		460,661
Fertitta Entertainment Inc, 6.7500%, 1/15/30ž,#	269,000		251,260
Flutter Treasury DAC, 6.1250%, 6/4/31	11,140,000	GBP	14,256,540
Ford Motor Credit Co LLC, 2.9000%, 2/16/28	260,000		249,296
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	248,000		255,948
Forvia SE, 8.0000%, 6/15/30ž,#	240,000		247,958
Garda World Security Corp, 6.0000%, 6/1/29ž	271,000		257,944
Garda World Security Corp, 6.5000%, 1/15/31ž	9,064,000		9,189,600
Garda World Security Corp, 8.2500%, 8/1/32ž	252,000		249,363
General Motors Financial Co Inc, 5.9000%, 1/7/35	255,000		259,561
General Motors Financial Co Inc, 6.1500%, 7/15/35	249,000		257,489
General Motors Financial Co Inc, ICE LIBOR USD 3 Month + 3.5980%, 5.7500%‡,μ	21,721,000		21,148,002
Genuine Parts Co, 4.9500%, 8/15/29	100,000		99,651
Global Auto Holdings Ltd / AAG FH UK Ltd, 8.3750%, 1/15/29ž	272,000		248,480
GLP Capital LP / GLP Financing II Inc, 5.6250%, 3/1/36	9,821,000		9,551,887
Hilton Domestic Operating Company Inc, 5.8750%, 4/1/29ž	183,000		184,800
Hilton Domestic Operating Company Inc, 3.7500%, 5/1/29ž	180,000		172,304
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.8750%, 7/1/31ž	22,724,000		20,505,113
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc, 5.0000%, 6/1/29ž	208,000		197,504
Jacobs Entertainment Inc, 6.7500%, 2/15/29ž	450,000		420,750
Kohl's Corp, 10.0000%, 6/1/30ž	4,813,000		5,089,372
Las Vegas Sands Corp, 5.6250%, 6/15/28	254,000		257,308
Las Vegas Sands Corp, 3.9000%, 8/8/29	57,000		54,921
LCM Investments Holdings II LLC, 4.8750%, 5/1/29ž	269,000		261,766
LGI Homes Inc, 4.0000%, 7/15/29ž,#	6,159,000		5,485,714
LGI Homes Inc, 7.0000%, 11/15/32ž,#	25,098,000		23,271,551
Marriot International Inc/MD, 5.5000%, 4/15/37	251,000		249,901
Match Group Holdings II LLC, 4.1250%, 8/1/30ž	125,000		115,841
Michaels Cos Inc/The, 8.5000%, 3/15/33ž	11,545,000		11,238,988
Midwest Gaming Borrower LLC, 4.8750%, 5/1/29ž	454,000		440,298
Millrose Properties Inc, 6.3750%, 8/1/30ž	12,822,000		12,818,011
Millrose Properties Inc, 6.2500%, 9/15/32ž	11,767,000		11,550,579
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.2500%, 4/15/30ž	15,366,000		15,730,635
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 11.8750%, 4/15/31ž	14,740,000		15,355,646
Murphy Oil USA Inc, 4.7500%, 9/15/29	197,000		194,305
NCL Corporation Ltd, 5.8750%, 1/15/31ž	25,683,000		24,952,725
New Home Company Inc/The, 9.2500%, 10/1/29ž	6,538,000		6,604,341
New Home Company Inc/The, 8.5000%, 11/1/30ž	18,419,000		18,010,491
Penn Entertainment Inc, 4.1250%, 7/1/29ž,#	6,403,000		5,988,107
Penn Entertainment Inc, 6.7500%, 4/1/31ž	22,823,000		22,166,134
Rakuten Group Inc, US Treasury Yield Curve Rate 5 Year + 4.5780%, 5.1250%ž,‡,μ	13,041,000		13,009,704
Rakuten Group Inc, US Treasury Yield Curve Rate 5 Year + 4.2500%, 8.1250%ž,‡,μ	201,000		199,336
Raven Acquisition Holdings LLC, 6.8750%, 11/15/31ž	14,053,000		13,547,894
Realogy Group LLC / Realogy Co-Issuer Corp, 5.7500%, 1/15/29ž	279,000		268,884
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp, 6.2500%, 10/15/30ž	15,395,000		15,356,146
Royal Caribbean Cruises Ltd, 5.3750%, 1/15/36	21,536,000		21,157,984
SeaWorld Parks & Entertainment Inc, 5.2500%, 8/15/29ž,#	115,000		109,840
Service Corp International/US, 5.1250%, 6/1/29#	165,000		163,932
Six Flags Entertainment Corp, 7.2500%, 5/15/31ž,#	19,929,000		19,187,944

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Six Flags Entertainment Corp / Canada's Wonderland Co / Millennium Operations LLC, 8.6250%, 1/15/32ž	$3,830,000		$3,836,179
Stellantis Finance US Inc, 6.4500%, 3/18/35ž	15,296,000		15,067,532
Tapestry Inc, 5.5000%, 3/11/35	276,000		276,476
TKC Holdings Inc, 8.5000%, 8/15/30ž	190,000		191,584
Travel + Leisure Co, 4.6250%, 3/1/30ž	201,000		191,772
TriNet Group Inc, 3.5000%, 3/1/29ž	305,000		276,477
Under Armour Inc, 7.2500%, 7/15/30ž	206,000		208,101
Victra Holdings LLC / Victra Finance Corp, 8.7500%, 9/15/29ž,#	16,714,000		17,346,759
Villa Dutch Bidco BV, 9.0000%, 11/3/29	13,300,000	EUR	13,170,403
Voyager Parent LLC, 9.2500%, 7/1/32ž	23,090,000		23,972,361
VT Topco Inc, 8.5000%, 8/15/30ž,#	235,000		238,925
Wabash National Corp, 4.5000%, 10/15/28ž,#	218,000		190,991
Walmart Inc, 6.2000%, 4/15/38	250,000		278,402
Wayfair LLC, 7.2500%, 10/31/29ž	447,000		456,290
Weekley Homes LLC / Weekly Finance Corp, 6.7500%, 1/15/34ž	6,507,000		6,232,059
Wolverine World Wide Inc, 4.0000%, 8/15/29ž	216,000		199,934
Wyndham Destinations Inc, 6.0000%, 4/1/27#	200,000		200,971
Yum! Brands Inc, 4.7500%, 1/15/30ž	185,000		181,914
Yum! Brands Inc, 3.6250%, 3/15/31	208,000		192,145
			545,491,385
Consumer Non-Cyclical – 1.7%
Ahold Finance USA LLC, 6.8750%, 5/1/29	107,000		114,246
Anheuser-Busch InBev Worldwide Inc, 8.2000%, 1/15/39	215,000		270,192
B&G Foods Inc, 8.0000%, 9/15/28ž,#	260,000		256,024
BioMarin Pharmaceutical Inc, 5.5000%, 2/15/34ž	6,671,000		6,567,976
Constellation Brands Inc, 4.9500%, 11/1/35	250,000		241,332
CVS Health Corp, US Treasury Yield Curve Rate 5 Year + 2.5160%, 6.7500%, 12/10/54‡	11,744,000		11,891,305
CVS Health Corp, US Treasury Yield Curve Rate 5 Year + 2.8860%, 7.0000%, 3/10/55‡	7,363,000		7,588,220
CVS Health Corp, 6.0000%, 6/1/63	247,000		234,313
Genmab AS / Genmab Finance LLC, 6.2500%, 12/15/32ž	260,000		266,560
Genmab AS / Genmab Finance LLC, 7.2500%, 12/15/33ž	257,000		269,010
HAH Group Holding Co LLC, 9.7500%, 10/1/31ž,#	92,000		80,598
HCA Inc, 4.1250%, 6/15/29	50,000		49,309
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	4,327,000		4,614,373
HLF Financing Sarl LLC / Herbalife International Inc, 4.8750%, 6/1/29ž	12,169,000		11,387,071
HNI Corp, 5.1250%, 1/18/29ž,#	150,000		143,495
Illumina Inc, 2.5500%, 3/23/31	145,000		129,879
JBS USA Holding Lux Sarl / JBS USA Food Co / JBS Lux Co Sarl, 6.7500%, 3/15/34	44,000		48,393
JBS USA Holding Lux Sarl / JBS USA Food Co / JBS Lux Co Sarl, 7.2500%, 11/15/53	91,000		100,117
Kedrion SpA, 6.5000%, 9/1/29ž	200,000		192,937
Kraft Heinz Food Co, 6.8750%, 1/26/39	102,000		110,281
LifePoint Health Inc, 10.0000%, 6/1/32ž	6,673,000		6,814,669
Newell Brands Inc, 6.6250%, 5/15/32#	110,000		105,268
Option Care Health Inc, 4.3750%, 10/31/29ž	204,000		196,615
Pilgrim's Pride Corp, 6.2500%, 7/1/33	20,016,000		20,960,355
Post Holdings Inc, 4.6250%, 4/15/30ž	95,000		91,201
Post Holdings Inc, 6.3750%, 3/1/33ž	254,000		250,226
Post Holdings Inc, 6.5000%, 3/15/36ž	245,000		239,934
Somnigroup International Inc, 4.0000%, 4/15/29ž,#	271,000		260,608
Star Parent Inc, 9.0000%, 10/1/30ž	4,231,000		4,383,320
Surgery Center Holdings Inc, 7.2500%, 4/15/32ž,#	10,585,000		10,396,304
Sysco Corp, 6.6000%, 4/1/50	175,000		180,826
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	10,878,000		11,207,756
Teva Pharmaceutical Industries Ltd, 4.3750%, 5/9/30	13,996,000	EUR	16,166,687
Viking Baked Goods Acquisition Corp, 8.6250%, 11/1/31ž	100,000		98,951
			115,908,351
Electric – 2.5%
Algonquin Power & Utilities Corp, US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	8,480,000		8,247,492
Alpha Generation LLC, 6.2500%, 1/15/34ž	30,359,000		29,822,969
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 2.6750%, 3.8750%, 2/15/62‡	12,055,000		11,810,057
Berkshire Hathaway Energy Co, 6.1250%, 4/1/36	236,000		251,841

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Electric – (continued)
CenterPoint Energy Inc, US Treasury Yield Curve Rate 5 Year + 2.2230%, 5.9500%, 4/1/56‡	$17,369,000	$17,214,555
CMS Energy Corp, US Treasury Yield Curve Rate 5 Year + 1.9610%, 6.5000%, 6/1/55‡	16,512,000	16,809,794
Hawaiian Electric Co Inc, 6.0000%, 10/1/33ž	261,000	260,669
Long Ridge Energy LLC, 8.7500%, 2/15/32ž	7,343,000	7,703,637
NRG Energy Inc, 5.7500%, 1/15/34ž	14,308,000	14,113,760
NRG Energy Inc, 6.0000%, 1/15/36ž	3,063,000	3,035,148
PacifiCorp, 5.4500%, 2/15/34	247,000	246,077
Progress Energy Inc, 7.7500%, 3/1/31	237,000	267,183
Southern Co/The, 5.5000%, 3/15/29	251,000	258,618
System Energy Resources Inc, 5.3000%, 12/15/34	129,000	128,662
Talen Energy Supply LLC, 6.2500%, 2/1/34ž	13,925,000	13,769,853
Talen Energy Supply LLC, 6.5000%, 2/1/36ž	20,252,000	20,392,361
Vistra Operations Co LLC, 6.9500%, 10/15/33ž	3,265,000	3,552,673
Vistra Operations Co LLC, 6.0000%, 4/15/34ž	13,541,000	13,919,701
Xcel Energy Inc, 5.5000%, 3/15/34	150,000	152,481
Xcel Energy Inc, US Treasury Yield Curve Rate 5 Year + 2.1680%, 5.7500%, 12/3/56‡	11,176,000	10,909,764
		172,867,295
Energy – 4.6%
Antero Resources Corp, 5.4000%, 2/1/36	16,882,000	16,601,116
Archrock Services LP / Archrock Partners Finance Corp, 6.0000%, 2/1/34ž	268,000	265,337
BKV Upstream Midstream LLC, 7.5000%, 10/15/30ž	195,000	197,112
California Resources Corp, 8.2500%, 6/15/29ž	267,000	279,343
Chord Energy Corp, 6.0000%, 10/1/30ž	437,000	442,799
Civitas Resources Inc, 8.7500%, 7/1/31ž	125,000	130,662
Civitas Resources Inc, 9.6250%, 6/15/33ž	15,743,000	17,391,623
CNX Resources Corp, 7.2500%, 3/1/32ž	257,000	264,827
Comstock Resources Inc, 6.7500%, 3/1/29ž	206,000	203,559
Crescent Energy Finance LLC, 7.3750%, 1/15/33ž	65,000	64,984
Crescent Energy Finance LLC, 8.3750%, 1/15/34ž,#	256,000	267,622
CVR Energy Inc, 7.5000%, 2/15/31ž	378,000	380,823
Delek Logistics Partners LP / Delek Logistics Finance Corp, 8.6250%, 3/15/29ž	181,000	187,293
DT Midstream Inc, 4.1250%, 6/15/29ž	2,935,000	2,873,249
DT Midstream Inc, 5.8000%, 12/15/34ž	14,931,000	15,329,625
Enbridge Inc, 4.2000%, 11/20/28	205,000	203,561
Enbridge Inc, 5.3000%, 4/5/29	253,000	258,207
Energy Transfer LP, US Treasury Yield Curve Rate 5 Year + 2.6760%, 6.5000%, 2/15/56‡	208,000	205,500
Exxon Mobil Corp, 4.1140%, 3/1/46	67,000	55,227
Ferrellgas LP / Ferrellgas Finance Corp, 9.2500%, 1/15/31ž	334,000	348,008
FORESEA Holdings SA, 7.5000%, 6/15/30ž	198,000	194,430
Genesis Energy LP / Genesis Energy Finance Corp, 8.0000%, 5/15/33	236,000	243,857
Granite Ridge Resources Inc, 8.8750%, 11/5/29ž	33,355,000	31,931,492
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	67,000	66,803
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	27,998,000	26,904,323
HF Sinclair Corp, 6.2500%, 1/15/35	245,000	252,969
Hilcorp Energy I LP / Hilcorp Finance Co, 5.7500%, 2/1/29ž	191,000	188,328
Hilcorp Energy I LP / Hilcorp Finance Co, 6.0000%, 4/15/30ž	201,000	195,646
Hilcorp Energy I LP / Hilcorp Finance Co, 6.0000%, 2/1/31ž	80,000	77,755
Hilcorp Energy I LP / Hilcorp Finance Co, 7.2500%, 2/15/35ž	272,000	271,161
Howard Midstream Energy Partners LLC, 6.6250%, 1/15/34ž	14,933,000	14,989,775
Infinity Natural Resources LLC, 7.6250%, 4/1/31ž	8,367,000	8,411,178
ITT Holdings LLC, 6.5000%, 8/1/29ž	29,672,000	28,851,219
Kimmeridge Texas Gas LLC, 8.5000%, 2/15/30ž	181,000	187,808
Kodiak Gas Services LLC, 5.8750%, 4/1/31ž	13,291,000	13,356,822
Kodiak Gas Services LLC, 6.7500%, 10/1/35ž	160,000	162,546
Kraken Oil & Gas Partners LLC, 7.6250%, 8/15/29ž	150,000	153,175
Matador Resources Co, 6.5000%, 4/15/32ž	152,000	153,655
Matador Resources Co, 6.0000%, 4/15/34ž	5,149,000	5,116,444
Moss Creek Resources Holdings Inc, 8.2500%, 9/1/31ž	72,000	71,955
Nabors Industries Inc, 9.1250%, 1/31/30ž	435,000	456,746
Nabors Industries Inc, 8.8750%, 8/15/31ž,#	130,000	135,431
NGL Energy Operating LLC / NGL Energy Finance Corp, 8.1250%, 2/15/29ž	456,000	469,748
Noble Finance II LLC, 8.0000%, 4/15/30ž	185,000	190,474
Northern Oil and Gas Inc, 8.7500%, 6/15/31ž	262,000	272,439
Permian Resources Operating LLC, 7.0000%, 1/15/32ž	220,000	227,809
Precision Drilling Corp, 6.8750%, 1/15/29ž	194,000	195,428

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Energy – (continued)
Rockies Express Pipeline LLC, 4.9500%, 7/15/29ž	$100,000	$97,506
Rockies Express Pipeline LLC, 4.8000%, 5/15/30ž	203,000	194,675
SESI LLC, 7.8750%, 9/30/30ž	200,000	203,942
SM Energy Co, 6.7500%, 8/1/29ž	373,000	378,650
SM Energy Co, 7.0000%, 8/1/32ž	13,519,000	13,804,170
SM Energy Co, 6.6250%, 4/15/34ž	2,880,000	2,871,863
Southwestern Energy Co, 5.3750%, 3/15/30	225,000	226,870
Southwestern Energy Co, 4.7500%, 2/1/32	265,000	258,208
Summit Midstream Holdings LLC, 8.6250%, 10/31/29ž	441,000	453,552
Sunoco LP, 5.6250%, 3/15/31ž	185,000	184,151
Sunoco LP, US Treasury Yield Curve Rate 5 Year + 4.2300%, 7.8750%ž,‡,μ	35,276,000	36,017,713
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.7500%, 3/15/34ž	31,069,000	31,224,563
Talos Production Inc, 9.0000%, 2/1/29ž	415,000	431,979
Talos Production Inc, 9.3750%, 2/1/31ž	440,000	466,293
Targa Resources Partners LP, 5.5000%, 3/1/30	261,000	263,384
Targa Resources Partners LP, 4.0000%, 1/15/32	225,000	213,234
TGNR Intermediate Holdings LLC, 5.5000%, 10/15/29ž	200,000	195,550
TGS ASA, 8.5000%, 1/15/30ž	451,000	471,122
Tidewater Inc, 9.1250%, 7/15/30ž	425,000	452,766
TransCanada Pipelines Ltd, 4.2500%, 5/15/28	263,000	261,816
USA Compression Partners LP / USA Compression Finance Corp, 6.2500%, 10/1/33ž	21,364,000	21,296,810
Valaris Ltd, 8.3750%, 4/30/30ž	139,000	144,031
Valero Energy Corp, 6.6250%, 6/15/37	233,000	255,021
Viper Energy Partners LLC, 5.7000%, 8/1/35	21,316,000	21,482,478
Vital Energy Inc, 7.8750%, 4/15/32ž	261,000	266,652
WBI Operating LLC, 6.2500%, 10/15/30ž	196,000	197,168
Western Midstream Operating LP, 6.1500%, 4/1/33	258,000	269,269
Western Midstream Operating LP, 5.4500%, 11/15/34	220,000	217,849
Wildfire Intermediate Holdings LLC, 7.5000%, 10/15/29ž	194,000	196,574
		322,677,752
Finance Companies – 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.8500%, 10/29/41	316,000	251,784
Apollo Debt Solutions BDC, 5.2000%, 12/8/28ž	3,575,000	3,530,625
Ares Capital Corp, 5.5000%, 9/1/30	260,000	255,364
Blue Owl Capital Corp, 5.9500%, 3/15/29	260,000	256,874
Bread Financial Holdings Inc, 6.7500%, 5/15/31ž	19,337,000	19,187,082
Bread Financial Holdings Inc, US Treasury Yield Curve Rate 5 Year + 4.3000%, 8.3750%, 6/15/35ž,‡,#	178,000	179,971
Enova International Inc, 9.1250%, 8/1/29ž	431,000	440,949
FirstCash Inc, 4.6250%, 9/1/28ž	458,000	449,945
FirstCash Inc, 5.6250%, 1/1/30ž	199,000	197,895
Global Aircraft Leasing Co Ltd, 8.7500%, 9/1/27ž	194,000	196,821
Navient Corp, 5.0000%, 3/15/27	10,513,000	10,276,088
Navient Corp, 5.5000%, 3/15/29#	11,044,000	10,122,402
OneMain Finance Corp, 6.5000%, 3/15/33	14,765,000	14,114,247
OneMain Finance Corp, 6.7500%, 9/15/33	1,285,000	1,232,126
PennyMac Financial Services Inc, 6.7500%, 2/15/34ž	16,117,000	15,082,908
Phoenix Aviation Capital Ltd, 9.2500%, 7/15/30ž	191,000	192,201
Planet Financial Group LLC, 10.5000%, 12/15/29ž	233,000	223,488
Provident Funding Associates LP / PFG Finance Corp, 9.7500%, 9/15/29ž	162,000	166,309
Quicken Loans LLC, 3.8750%, 3/1/31ž	30,000	27,683
Rocket Cos Inc, 6.1250%, 8/1/30ž	443,000	447,088
Stonebriar ABF Issuer LLC, 8.1250%, 12/15/30ž	439,000	453,769
		77,285,619
Financial Institutions – 0.9%
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	7,298,000	7,505,571
Atlas Warehouse Lending Co LP, 4.9500%, 11/15/30ž	9,526,000	9,344,248
Atlas Warehouse Lending Co LP, 5.2500%, 1/15/33ž	5,589,000	5,412,785
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	4,723,000	4,168,850
Burford Capital Global Finance LLC, 9.2500%, 7/1/31ž	3,917,000	3,535,093
Burford Capital Global Finance LLC, 7.5000%, 7/15/33ž	27,733,000	23,087,722
Burford Capital Global Finance LLC, 8.5000%, 1/15/34ž	5,488,000	4,712,655
Credit Acceptance Corp, 6.6250%, 3/15/30ž,#	197,000	192,400
Encore Capital Group Inc, 9.2500%, 4/1/29ž	200,000	209,250
Encore Capital Group Inc, 8.5000%, 5/15/30ž	445,000	470,505
Five Point Operating Co LP, 8.0000%, 10/1/30ž	192,000	191,548
GGAM Finance Ltd, 8.0000%, 6/15/28ž	167,000	173,322

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Financial Institutions – (continued)
PHH Escrow Issuer LLC / PPH Corp, 9.8750%, 11/1/29ž	$254,000	$245,094
PRA Group Inc, 8.8750%, 1/31/30ž	188,000	189,816
		59,438,859
Industrial – 0%
APi Group DE Inc, 4.7500%, 10/15/29ž	175,000	169,380
Insurance – 1.2%
Acrisure LLC / Acrisure Finance Inc, 8.2500%, 2/1/29ž	164,000	162,129
American National Group Inc, US Treasury Yield Curve Rate 5 Year + 3.1830%, 7.0000%, 12/1/55‡	111,000	105,264
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC, 7.8750%, 11/1/29ž	307,000	277,611
Asurion LLC / Asurion Co-Issuer Inc, 8.0000%, 12/31/32ž	9,508,000	9,864,055
Asurion LLC / Asurion Co-Issuer Inc, 8.3750%, 2/1/34ž	8,893,000	8,633,880
Enact Holdings Inc, 6.2500%, 5/28/29	244,000	251,123
HUB International Ltd, 7.3750%, 1/31/32ž	43,000	43,858
Humana Inc, 5.5000%, 3/15/53	20,508,000	17,774,208
Humana Inc, US Treasury Yield Curve Rate 5 Year + 2.8910%, 6.6250%, 9/15/56‡	32,281,000	31,021,544
UnitedHealth Group Inc, 5.3000%, 6/15/35#	14,762,000	15,059,208
		83,192,880
Professional Services – 0.2%
Booz Allen Hamilton Inc, 5.9500%, 4/15/35#	17,048,000	17,187,011
Real Estate Investment Trusts (REITs) – 0.6%
Arbor Realty SR Inc, 7.8750%, 7/15/30ž	78,000	72,129
EF Holdco / EF Cayman Holdco / Ellington Finance REIT Cayman, 7.3750%, 9/30/30ž	17,348,000	16,705,727
Rithm Capital Corp, 8.0000%, 4/1/29ž	9,813,000	9,640,591
Rithm Capital Corp, 8.0000%, 7/15/30ž	14,977,000	14,455,513
Starwood Property Trust Inc, 6.5000%, 7/1/30ž	40,000	40,851
Welltower OP LLC, 3.1000%, 1/15/30	132,000	125,584
		41,040,395
Software – 0.1%
Cipher Mining Inc, 0%, 10/1/31ž,◊	7,799,000	8,693,417
Technology – 2.2%
Alphabet Inc, 5.3500%, 11/15/45	260,000	254,226
Alphabet Inc, 2.0500%, 8/15/50	343,000	184,015
Alphabet Inc, 5.3000%, 5/15/65	89,000	82,381
ams-OSRAM AG, 12.2500%, 3/30/29ž	152,000	161,419
APLD ComputeCo 2 LLC, 6.7500%, 3/15/31ž	24,467,000	24,288,858
APLD ComputeCo LLC, 9.2500%, 12/15/30ž	16,155,000	16,644,852
Apple Inc, 4.6500%, 2/23/46	281,000	252,540
Apple Inc, 4.2500%, 2/9/47	307,000	257,100
Black Pearl Compute LLC, 6.1250%, 2/15/31ž	17,613,000	17,926,459
Cipher Compute LLC, 7.1250%, 11/15/30ž,#	19,360,000	20,057,521
Cisco Systems Inc, 5.1000%, 2/24/35	258,000	261,520
Cisco Systems Inc, 5.9000%, 2/15/39	47,000	49,626
Cloud Software Group Inc, 6.5000%, 3/31/29ž	248,000	241,941
Cloud Software Group Inc, 9.0000%, 9/30/29ž	26,791,000	25,844,570
CoreWeave Inc, 9.2500%, 6/1/30ž,#	11,760,000	11,426,715
CoreWeave Inc, 9.0000%, 2/1/31ž,#	2,052,000	1,952,517
Diebold Nixdorf Inc, 7.7500%, 3/31/30ž	75,000	77,988
Equinix Europe 2 Financing Corporation LLC, 5.5000%, 6/15/34	259,000	262,910
Flash Compute LLC, 7.2500%, 12/31/30ž	10,884,000	10,957,913
Hewlett Packard Enterprise Co, 6.3500%, 10/15/45	125,000	124,798
Intel Corp, 5.9000%, 2/10/63	258,000	239,325
Keysight Technologies Inc, 5.3500%, 7/30/30	130,000	133,548
Kioxia Holdings Corp, 6.6250%, 7/24/33ž	15,242,000	15,666,106
Micron Technology Inc, 6.0500%, 11/1/35	241,000	260,049
Microsoft Corp, 3.7000%, 8/8/46	257,000	202,840
Microsoft Corp, 2.6750%, 6/1/60	461,000	257,483
Minerva Merger Sub Inc, 6.5000%, 2/15/30ž	254,000	238,410
Motorola Solutions Inc, 4.6000%, 5/23/29	200,000	200,284
Motorola Solutions Inc, 2.7500%, 5/24/31	112,000	101,782
Motorola Solutions Inc, 5.4000%, 4/15/34	50,000	50,600
Motorola Solutions Inc, 5.5500%, 8/15/35	251,000	256,620
Open Text Corp, 3.8750%, 12/1/29ž	272,000	243,074
Oracle Corp, 6.9000%, 11/9/52	237,000	223,758
Pagaya US Holding Co LLC, 8.8750%, 8/1/30ž,#	200,000	143,169
Pitney Bowes Inc, 7.2500%, 3/15/29ž	104,000	103,875

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Technology – (continued)
Seagate Data Storage Technology Pte Ltd, 8.2500%, 12/15/29ž	$178,000	$186,933
Teledyne Technologies Inc, 2.2500%, 4/1/28	144,000	138,066
Teledyne Technologies Inc, 2.7500%, 4/1/31	283,000	259,050
Twilio Inc, 3.6250%, 3/15/29#	486,000	464,704
Viavi Solutions Inc, 3.7500%, 10/1/29ž	125,000	117,279
		150,796,824
Transportation – 1.0%
American Airlines Inc / AAdvantage Loyalty IP Ltd, 5.7500%, 4/20/29ž	13,471,000	13,397,318
Avianca Midco 2 PLC, 9.6250%, 2/14/30ž	211,000	197,285
Beacon Mobility Corp, 7.2500%, 8/1/30ž	189,000	195,231
CSX Corp, 5.0500%, 6/15/35	75,000	75,278
Danaos Corp, 6.8750%, 10/15/32ž,#	252,000	256,059
Delta Air Lines Inc, 5.2500%, 7/10/30	259,000	260,704
FedEx Freight Holding Co Inc, 4.3000%, 3/15/29ž	272,000	268,738
FedEx Freight Holding Co Inc, 4.6500%, 3/15/31ž	271,000	266,357
First Student Bidco Inc / First Transit Parent Inc, 4.0000%, 7/31/29ž	192,000	183,775
LATAM Airlines Group SA, 7.6250%, 1/7/31ž	20,394,000	20,597,940
OneSky Flight LLC, 8.8750%, 12/15/29ž	110,000	113,544
Rand Parent LLC, 8.5000%, 2/15/30ž	20,315,000	20,853,855
Seaspan Corp, 5.5000%, 8/1/29ž	204,000	191,133
Southwest Airlines Co, 5.2500%, 11/15/35	89,000	83,536
Watco Cos LLC / Watco Finance Corp, 7.1250%, 8/1/32ž	11,082,000	11,381,380
		68,322,133
Total Corporate Bonds (cost $2,297,608,163)		2,262,038,727
Promissory Notes – 0%
Development – 0%
University of Michigan Student Housing Land Loan, 9.3900%, 11/21/28¢ (cost $588,307)	588,307	588,307
Mortgage-Backed Securities – 22.7%
Fannie Mae:
2.5000%, TBA, 30 Year Maturity	29,792,606	25,057,548
3.0000%, TBA, 30 Year Maturity	213,459,381	187,666,017
3.5000%, TBA, 30 Year Maturity	216,140,409	198,065,235
4.0000%, TBA, 30 Year Maturity	97,660,947	92,114,196
4.5000%, TBA, 30 Year Maturity	208,586,473	201,131,592
5.0000%, TBA, 30 Year Maturity	172,403,554	169,969,216
5.5000%, TBA, 30 Year Maturity	160,314,430	160,809,802
5.5000%, TBA, 30 Year Maturity	160,243,222	160,959,509
6.0000%, TBA, 30 Year Maturity	120,296,913	122,574,134
6.0000%, TBA, 30 Year Maturity	30,271,087	30,807,491
6.5000%, TBA, 30 Year Maturity	9,400,000	9,723,642
		1,358,878,382
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	63,972	61,631
995757, 6.0000%, 2/1/37	420	440
AB6280, 3.0000%, 9/1/42	750,954	688,940
MA1327, 3.0000%, 1/1/43	916,546	840,858
MA1363, 3.0000%, 2/1/43	390,875	358,596
AB8517, 3.0000%, 2/1/43	24,983	22,818
AR9225, 3.0000%, 3/1/43	1,252,518	1,143,991
MA1384, 3.0000%, 3/1/43	352,216	321,698
MA1447, 3.0000%, 5/1/43	299,263	273,333
AT2957, 3.0000%, 5/1/43	1,440	1,316
AL5942, 5.0000%, 7/1/44	3,720	3,754
AL5887, 4.5000%, 10/1/44	2,415	2,396
AL6542, 4.5000%, 3/1/45	3,951	3,918
AL8438, 3.0000%, 7/1/45	1,465,020	1,338,081
BM3511, 4.5000%, 2/1/46	5,495	5,469
BM5836, 3.0000%, 9/1/46	693,651	636,370
AS8547, 3.0000%, 11/1/46	281,484	253,043
MA2894, 3.0000%, 1/1/47	34,230	30,771
BE3616, 4.0000%, 5/1/47	578,596	557,606
BJ4559, 3.5000%, 1/1/48	2,061	1,926
BJ4566, 4.0000%, 1/1/48	7,901	7,614
BJ4960, 3.5000%, 3/1/48	2,504,014	2,326,183
BK1964, 4.0000%, 3/1/48	2,465	2,372
ZN4240, 4.5000%, 12/1/48	394,520	388,282
BO2983, 3.0000%, 9/1/49	296,054	266,919
FS5362, 4.5000%, 12/1/50	3,620,948	3,552,042

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
FA2021, 5.0000%, 6/1/55	$35,955,141	$35,870,762
BF0167, 3.0000%, 2/1/57	4,147,870	3,596,834
BF0189, 3.0000%, 6/1/57	18,330	15,861
		52,573,824
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	611,437	598,795
ZK8962, 3.0000%, 9/1/32	110,271	107,151
ZK9163, 3.0000%, 1/1/33	65,261	63,352
QN0786, 3.0000%, 10/1/34	205,347	197,768
QN0783, 3.0000%, 10/1/34	95,023	91,432
ZS3695, 6.0000%, 4/1/40	8,377	8,813
ZN0627, 3.0000%, 2/1/43	2,573	2,350
ZT1926, 3.0000%, 11/1/43	3,066,471	2,813,244
ZT1145, 4.5000%, 5/1/44	1,743	1,730
ZM1434, 3.5000%, 7/1/46	1,746	1,636
ZT1633, 4.0000%, 3/1/47	4,613	4,453
ZT0534, 3.5000%, 12/1/47	30,145	28,162
ZM5707, 3.5000%, 2/1/48	1,958	1,826
ZM6276, 4.0000%, 4/1/48	1,076	1,034
ZN4528, 4.5000%, 4/1/49	851,387	832,400
QA1615, 3.5000%, 8/1/49	1,718,920	1,589,800
QA5622, 3.0000%, 12/1/49	348,707	310,809
QA4936, 3.0000%, 12/1/49	201,935	179,989
RJ3069, 5.5000%, 12/1/54	25,648,238	25,887,357
SL1631, 5.0000%, 7/1/55	20,040,942	19,993,910
		52,716,011
Ginnie Mae:
3.5000%, TBA, 30 Year Maturity	98,660,539	90,008,404
4.0000%, TBA, 30 Year Maturity	16,054,402	15,025,347
5.0000%, TBA, 30 Year Maturity	7,343,765	7,268,256
		112,302,007
Ginnie Mae I Pool:
784182, 4.5000%, 8/15/46	8,138	8,026
BB4357, 4.0000%, 7/15/47	2,558	2,439
BC7161, 4.0000%, 8/15/47	321	307
BD7109, 4.0000%, 11/15/47	373	355
BD7135, 4.0000%, 12/15/47	1,418	1,353
		12,480
Ginnie Mae II Pool:
MA5021, 4.5000%, 2/20/48	72,233	71,069
BH3673, 4.5000%, 5/20/48	1,395	1,356
BH3672, 4.5000%, 5/20/48	421	410
		72,835
Total Mortgage-Backed Securities (cost $1,591,767,223)		1,576,555,539
Common Stocks – 1.0%
Advertising – 0%
Authentic Brands Group Inc - Class A*,¢	60	9,328
Biotechnology – 0.1%
BioMarin Pharmaceutical Inc*	175,293	9,902,302
Diversified Financial Services – 0.1%
PennyMac Financial Services Inc	110,218	9,633,053
Electrical Equipment – 0.1%
Forgent Power Solutions Inc*	193,132	5,652,974
Hotels, Restaurants & Leisure – 0.1%
Caesars Entertainment Inc*	235,982	6,237,004
Information Technology Services – 0.1%
Applied Digital Corp*	273,297	6,488,071
Metals & Mining – 0.2%
Hudbay Minerals Inc	519,005	10,847,204
Oil, Gas & Consumable Fuels – 0.2%
Sunococorp LLC	230,579	14,215,195
Semiconductor & Semiconductor Equipment – 0.1%
Broadcom Inc	16,688	5,165,103
Total Common Stocks (cost $69,615,478)		68,150,234
Preferred Stocks – 0.1%
Finance Companies – 0%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43‡	1,000,000	50,000
Industrial – 0.1%
Project Silver, 3/15/44ž	1,500,000	371,250

	Shares or Principal Amounts	Value
Preferred Stocks – (continued)
Industrial – (continued)
START Ireland, 0.4752%, 3/15/44ž,‡	1,500,000	$1,177,500
Thunderbolt II Aircraft Lease Ltd, 9/15/38	10	1,815,572
Thunderbolt III Aircraft Lease Ltd, 3.0000%, 11/15/39ž,‡	5,000,000	3,562,500
		6,926,822
Total Preferred Stocks (cost $11,007,961)		6,976,822
Convertible Preferred Stocks – 0.2%
Software – 0.2%
Oracle Corp, 6.5000%, 1/15/29 (cost $17,230,000)	344,600	15,510,446
Private Placements – 0.1%
Diversified Telecommunication Services – 0.1%
GCI/Liberty - Series A¢,§ (cost $9,750,000)	9,750	9,750,000
Private Preferred Equity – 0.2%
Real Estate Preferred Equity – 0.2%
Dawson Forest, 13.0000% (6.50% Cash and 6.50% PIK), 4/2/29Ø,¢	4,541,418	4,586,832
Avondale Hill Holdings LP, 13.0000% (7% Cash and 6% PIK), 12/11/29Ø,¢	4,599,994	4,645,994
Blackbird Apartments, 13.0000% (6.50% Cash and 6.50% PIK), 2/2/30Ø,¢	7,978,092	8,037,928
Total Private Preferred Equity (cost $17,119,504)		17,270,754
Investment Companies£ – 7.6%
Exchange-Traded Funds (ETFs) – 3.7%
Janus Henderson Emerging Markets Debt Hard Currency	4,964,230	260,426,484
Money Markets – 3.9%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº	269,007,499	269,007,499
Total Investment Companies (cost $522,479,869)		529,433,983
Investments Purchased with Cash Collateral from Securities Lending – 1.4%
Investment Companies – 1.1%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	76,489,992	76,489,992
Time Deposits – 0.3%
Royal Bank of Canada, 3.6500%, 4/1/26	$17,914,228	17,914,228
Total Investments Purchased with Cash Collateral from Securities Lending (cost $94,404,220)		94,404,220
OTC Purchased Credit Default Swaptions – Puts – Buy Protection – 0.3% Counterparty/Reference Asset
BNP Paribas:
CDX.NA.HY.45, Credit Default Swap, maturing 12/20/30, fixed rate 5.0000%, payment frequency: Quarterly, Notional amount $700,000,000, premiums paid $13,333,320, unrealized appreciation $4,416,734, exercise price $106.50, expires 6/17/26*	$700,000,000	17,750,054
Total Investments (total cost $8,625,000,882) – 122.8%		8,549,246,427
Liabilities, net of Cash, Receivables and Other Assets – (22.8)%		(1,588,847,443)
Net Assets – 100%		$6,960,398,984

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$7,753,183,818	90.7%
Ireland	164,264,268	1.9
United Kingdom	135,913,761	1.6
Canada	75,634,795	0.9
Cayman Islands	68,503,141	0.8
Luxembourg	49,845,255	0.6
Netherlands	34,809,900	0.4
Japan	29,327,214	0.3
Israel	27,374,443	0.3
Zambia	26,499,690	0.3
Switzerland	24,742,846	0.3
Supranational	24,647,689	0.3
Jersey	23,908,604	0.3
Czech Republic	20,877,364	0.3
Chile	20,597,940	0.2
France	20,341,788	0.2
Spain	17,871,621	0.2
Italy	13,687,890	0.2
Finland	13,120,050	0.2
Bermuda	1,177,500	0.0
Australia	1,031,355	0.0
Denmark	535,570	0.0
Norway	471,122	0.0
Belgium	270,192	0.0
Greece	256,059	0.0
Hong Kong	191,133	0.0
Austria	161,419	0.0
Total	$8,549,246,427	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 7.6%
Exchange-Traded Funds (ETFs) - 3.7%
Janus Henderson Emerging Markets Debt Hard Currency
	$241,262,326	$16,188,682	$-	$-	$2,975,476	$260,426,484	4,964,230	$13,408,321
Money Markets - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	101,246,616	2,118,103,749	(1,950,274,994)	(30,608)	(37,264)	269,007,499	269,007,499	9,674,828
Total Investment Companies - 7.6%
	$342,508,942	$2,134,292,431	$(1,950,274,994)	$(30,608)	$2,938,212	$529,433,983	273,971,729	$23,083,149
Investments Purchased with Cash Collateral from Securities Lending - 1.1%
Investment Companies - 1.1%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	5,868,156	387,298,506	(316,676,670)	-	-	76,489,992	76,489,992	527,431 ∆
Total Affiliated Investments - 8.7%
	$348,377,098	$2,521,590,937	$(2,266,951,664)	$(30,608)	$2,938,212	$605,923,975	350,461,721	$23,610,580

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	5/22/26	(11,393,068)	$15,402,131	$326,314
British Pound	5/22/26	5,309	(7,062)	(38)
Canadian Dollar	5/22/26	(4,421,682)	3,241,025	54,865
Canadian Dollar	5/22/26	41,166	(30,040)	(376)
Euro	5/22/26	19,194,808	(22,141,870)	95,014
Euro	5/22/26	10,902,912	(12,764,717)	(133,865)
Euro	5/22/26	(324,112,181)	383,657,951	8,179,088
Euro	5/22/26	(40,689,815)	46,994,852	(143,659)
Total				$8,377,343

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	1,938	6/30/26	$215,208,844	$(3,512,386)
2 Year US Treasury Note	9,571	7/6/26	1,985,459,081	(2,945,857)
5 Year US Treasury Note	15,526	7/6/26	1,679,597,836	(14,927,820)
Total - Futures Long				(21,386,063)
Futures Short:
Ultra 10-Year Treasury Note	3,469	6/30/26	(393,785,703)	7,155,298
Ultra Long Term US Treasury Bond	876	6/30/26	(102,108,750)	3,596,308
US Treasury Long Bond	335	6/30/26	(38,148,125)	1,108,652
Total - Futures Short				11,860,258
Total				$(9,525,805)

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.IG.46, Fixed Rate of 1.00%, Paid Quarterly	6/20/31	(323,100,000)	USD	$(5,657,759)	$(26,948)	$(5,684,707)

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, National Association:
USD SOFR + 0.19%	Janus Henderson AAA CLO ETF	Quarterly	7/23/26	$328,718,977	USD	$(5,173,712)

Schedule of OTC Written Credit Default Swaptions
Counterparty/ Reference Asset	Description	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Swaptions Written, at Value
Written Put Swaptions - Sell Protection:
BNP Paribas:
CDX.NA.HY.45	Credit Default Swap, S&P Credit Rating: NR, maturing 12/20/2030, fixed rate 5%, payment frequency: Quarterly	100.00	USD	6/17/26	$(700,000,000)	$(3,950,100)	$(466,032)	$(4,416,132)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2026
Credit default swaps:
Average notional amount - buy protection	$96,930,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	101,059,596
Average amounts sold - in USD	412,728,292
Futures contracts:
Average notional amount of contracts - long	2,154,363,801
Average notional amount of contracts - short	498,869,238
Swaptions:
Average value of swaption contracts purchased	3,121,805
Average value of swaption contracts written	840,613
Total return swaps:
Average notional amount	284,931,159

Notes to Schedule of Investments (unaudited)
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2026 is
$4,881,887,553, which represents 70.1% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
€	Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2026 is $46,358,760, which represents 0.7% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2026)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
GCI/Liberty - Series A	7/14/25	$9,750,000	$9,750,000	0.1%
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	7,998,840	7,978,769	0.1
Oasis Securitization 2024-1A B, 7.9100%, 9/30/38	9/24/24	2,999,231	2,997,334	0.0
Total		$20,748,071	$20,726,103	0.2%
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$3,206,554,713	$18,740,371
Bank Loans and Mezzanine Loans	-	725,522,257	-
Corporate Bonds	-	2,262,038,727	-
Promissory Notes	-	-	588,307
Mortgage-Backed Securities	-	1,576,555,539	-
Common Stocks
Advertising	-	-	9,328
All Other	68,140,906	-	-
Preferred Stocks	-	6,976,822	-
Convertible Preferred Stocks	15,510,446	-	-
Private Placements	-	-	9,750,000
Private Preferred Equity	-	-	17,270,754
Investment Companies	260,426,484	269,007,499	-
Investments Purchased with Cash Collateral from Securities Lending	-	94,404,220	-
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	-	17,750,054	-
Total Investments in Securities	$344,077,836	$8,158,809,831	$46,358,760
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	8,655,281	-
Futures Contracts	11,860,258	-	-
Total Assets	$355,938,094	$8,167,465,112	$46,358,760
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$277,938	$-
Futures Contracts	21,386,063	-	-
OTC Swaps	-	5,173,712	-
OTC Swaptions Written, at Value	-	4,416,132	-
Centrally Cleared Swaps	-	26,948	-
Total Liabilities	$21,386,063	$9,894,730	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.
Financial assets of $232,500 were transferred out of Level 3 to Level 2 since certain securities prices were determined using other significant observable inputs at the end of the current period and significant unobservable inputs at the end of the prior fiscal year.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of March 31, 2026.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70289 05-26